     As filed with the Securities and Exchange Commission on April 25, 2003.


                               File No. 333-40304
                                File No. 811-8260

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Pre-Effective Amendment No.    [ ]
                       Post-Effective Amendment No. 4 [X]



       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                               Amendment No. 4                         [X]


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090


                        Margaret Gallardo-Cortez, Esquire
                       CUNA Mutual Life Insurance Company
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on pursuant to paragraph (a)(i) of Rule 485

The index to attached exhibits is found following the signature pages.

PROSPECTUS                                                           MAY 1, 2003


              ======================================================

                           MEMBERS VARIABLE ANNUITY II

              A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                       CUNA MUTUAL LIFE INSURANCE COMPANY

              ======================================================

Inside this Prospectus, you will find basic information about the Contract and the Variable Account that you should know before investing. Please read it carefully and keep it for future reference. The Company may sell the Contract to individuals, or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Internal Revenue Code of 1986, as amended.

The investment performance of the mutual fund portfolios underlying the Subaccounts you select will affect the Contract Value to the Payout Date, except for amounts you invest in the Fixed Account and will affect the size of variable Income Payments after the Payout Date. You bear the entire investment risk on any amounts you allocate to the Variable Account.

The following mutual funds are available through the Subaccounts of the CUNA Mutual Life Variable Annuity Account:

ULTRA SERIES FUND

     -    Money Market Fund

     -    Bond Fund

     -    High Income Fund

     -    Balanced Fund

     -    Growth and Income Stock Fund

     -    Capital Appreciation Stock Fund

     -    Mid-Cap Stock Fund

     -    Multi-Cap Growth Stock Fund

     -    International Stock Fund

     -    Global Securities Fund

This Prospectus is accompanied by a current prospectus for the Ultra Series
Fund.

Purchase payments not allocated to the Subaccounts may be allocated to the Fixed Account Option.


The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference. You may obtain a copy of the SAI dated May 1, 2003 free of charge by contacting the Company. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI material incorporated by reference and other information.


Investment in a variable annuity contract is subject to risks, including the possible loss of money. Unlike credit union and bank accounts, money invested in the Variable Account is not insured. Money in the Variable Account is not deposited in or guaranteed by any credit union or bank and is not guaranteed by any government agency.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


DEFINITIONS...............................................................     1

EXPENSE TABLES............................................................     3

SUMMARY...................................................................     5
   The Contract...........................................................     5
   Charges and Deductions.................................................     6
   Payout Provisions......................................................     7
   Federal Tax Status.....................................................     7

CUNA MUTUAL LIFE INSURANCE CO.............................................     7

THE CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT, AND THE FUNDS .............     7
   CUNA Mutual Life Insurance Company.....................................     7
   CUNA Mutual Life Variable Annuity Account..............................     7
   The Underlying Funds...................................................     8
   The Ultra Series Fund..................................................     8
   Availability of Funds..................................................     9
   Revenue Sharing........................................................    10
   Voting Rights..........................................................    10
   Material Conflicts.....................................................    10
   Substitution of Securities.............................................    11

THE FIXED ACCOUNT OPTION..................................................    11
   Preservation Plus Program..............................................    11
   Fixed Contract Value...................................................    12
   Fixed Periods..........................................................    12
   Market Value Adjustment................................................    13

DESCRIPTION OF THE CONTRACT...............................................    14
   Issuance of a Contract.................................................    14
   Right to Examine.......................................................    14
   Purchase Payments......................................................    14
   Allocation of Purchase Payments........................................    15
   Contract Value.........................................................    15
   Transfer Privileges....................................................    16
   Surrenders (Redemption) and Partial Withdrawals........................    18
   Contract Loans.........................................................    19
   Death Benefit Before the Payout Date...................................    19
   Proportional Adjustment for Partial Withdrawals........................    20

MISCELLANEOUS MATTERS.....................................................    21
   Payments...............................................................    21
   Modification...........................................................    21
   Reports to Owners......................................................    22
   Inquiries..............................................................    22

INCOME PAYMENT OPTIONS....................................................    23
   Payout Date and Proceeds...............................................    23
   Election of Income Payment Options.....................................    23
   Fixed Income Payments..................................................    23
   Variable Income Payments...............................................    24
   Description of Income Payment Options..................................    24
   Death Benefit After the Payout Date....................................    26

CHARGES AND DEDUCTIONS....................................................    27
   Mortality and Expense Risk Charges.....................................    27
   Fund Expenses..........................................................    27
   Surrender Charge (Contingent Deferred Sales
    Charge)...............................................................    27
   Charge Discounts for Certain Sales.....................................    28
   Annual Contract Fee....................................................    28
   Transfer Processing Fee................................................    28
   Lost Contract Request..................................................    28
   Premium Taxes..........................................................    28
   Other Taxes............................................................    29

RIDERS AND ENDORSEMENTS...................................................    29
   Maximum Anniversary Value Death Benefit................................    29
   5% Annual Guarantee Death Benefit......................................    29
   Minimum Death Benefit Guarantee Rider..................................    30
   Enhanced Death Benefit Rider Charges...................................    30
   Waiver of Surrender Charge.............................................    30
   Executive Benefits Plan Endorsement....................................    31

ADVERTISING AND SUBACCOUNT PERFORMANCE SUMMARY............................    32

FEDERAL TAX MATTERS.......................................................    34
   Introduction...........................................................    34
   Tax Status of the Contract.............................................    34
   Taxation of Annuities..................................................    35
   Transfers, Assignments, or Exchanges of a
    Contract..............................................................    37
   Withholding............................................................    38
   Multiple Contracts.....................................................    38
   Taxation of Qualified Plans............................................    38
   Possible Charge for the Company's Taxes................................    40
   Other Tax Consequences.................................................    40

LEGAL PROCEEDINGS.........................................................    41

FINANCIAL STATEMENTS......................................................    41
FINANCIAL HIGHLIGHTS......................................................    42
STATEMENT OF ADDITIONAL INFORMATION ......................................    45

                                   DEFINITIONS

ACCUMULATION UNIT

A unit of measure used to calculate Variable Contract Value.

ANNUITANT

The person or persons named in the application and on whose life the first income payment is to be made. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant . Only spouses may be joint Annuitants.

BENEFICIARY

The person to whom the proceeds payable on the death of an Annuitant will be paid.

CODE

The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY

The same date in each contract year as the Contract Issue Date.

CONTRACT ISSUE DATE

The date on which the Company issues the Contract and upon which the Contract becomes effective. This date is shown on the data page of the Contract and is also used to determine Contract Years and Contract Anniversaries.

CONTRACT VALUE

The total amount invested under the Contract. It is the sum of the Variable Contract Value, the Fixed Contract Value and the Loan Account Value.

CONTRACT YEAR

A twelve-month period beginning on the Contract Issue Date or on a Contract Anniversary.

DUE PROOF OF DEATH

Proof of death satisfactory to the Company. Such proof may consist of the following if acceptable to the Company:

     (a) a certified copy of the death record;

     (b) a certified copy of a court decree reciting a finding of death;

     (c) any other proof satisfactory to the Company.

FIXED ACCOUNT OPTION

An allocation option under the Contract funded by our General Account. It is not part of or dependent upon the investment performance of the Variable Account.

FIXED AMOUNT

Any portion of Fixed Contract Value allocated to a particular Fixed Period with a particular expiration date (including interest thereon) less any withdrawals or transfers.

FIXED CONTACT VALUE

The value of the Contract Value in the Fixed Account Option.

FIXED PERIOD

A choice under the Fixed Account of a specific number of years for which the Company agrees to credit a particular effective annual interest rate.

FUND

An investment portfolio of Ultra Series Fund or any other open-end management investment company or unit investment trust in which a Subaccount invests.

GENERAL ACCOUNT

The assets of the Company other than those allocated to the Variable Account or any other separate account of the Company.

HOME OFFICE

The Company's principal office at 2000 Heritage Way, Waverly, Iowa 50677.

INCOME PAYMENT

One of several periodic payments made by the Company to the Payee under an Income Payment Option.

INCOME PAYMENT OPTION

The form of Income Payments selected by the Owner under the Contract.

LOAN ACCOUNT

For any Contract, a portion of the Company's General Account to which Variable Contract Value or Fixed Contract Value is transferred to provide collateral for any loan taken under the Contract.

LOAN AMOUNT

The sum of your loan principal plus any accrued loan interest.

NET PURCHASE PAYMENT

A purchase payment less any deduction for premium expense charges.

OWNER

The person(s) ("you") who own(s) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract.

PAYEE

The person receiving income payments during the Payout Period. The Annuitant is the Payee unless the Owner specifies otherwise.

PAYOUT DATE

The date on which Payout Proceeds are applied to an Income Payment Option.

PAYOUT PROCEEDS

The Contract Value less any Loan Amount, less any premium expense charge, less a pro-rated portion of the annual Contract fee, plus or minus any applicable market value adjustment, less any applicable rider charges and any applicable surrender charges as of the Payout Date. This is the amount applied to Income Payments under one of the Income Payment Options.

PREMIUM EXPENSE CHARGE

An amount we may deduct from your purchase payments to cover taxes we are charged by your state of residence.

QUALIFIED CONTRACT

A contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under Section(s) 401, 403(b), 408, 408A or 457 of the Code.

SUBACCOUNT

A subdivision of the Variable Account, the assets of which are invested in a corresponding Fund.

SUBACCOUNT VALUE

Before the Payout Date, that part of any Net Purchase Payment allocated to the Subaccount plus any Contract Value transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses (realized or unrealized), and decreased by withdrawals (including any applicable surrender charges, administrative fee, any charge for riders or Premium Expense Charge) and any Contract value transferred out of that Subaccount.

SURRENDER VALUE

The Contract Value less any applicable surrender charges, market value adjustment, Premium Expense Charges, annual contract fee, any charge for riders and Loan Amount.

VALUATION DAY

For each Subaccount, each day that the New York Stock Exchange is open for business except days that the Subaccount's corresponding Fund does not value its shares.

VALUATION PERIOD

The period beginning at the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding Valuation Day.

VARIABLE ACCOUNT

CUNA Mutual Life Variable Annuity Account.

VARIABLE CONTRACT VALUE

The sum of the Subaccount Values.

WRITTEN REQUEST

A Written Request or request in a form satisfactory to the Company which is signed by the Owner and received at the Home Office. A Written Request includes a telephone or fax request made pursuant to the terms of an executed telephone or fax authorization, with original signature, on file at the Home Office.

                                 EXPENSE TABLES




         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, make partial withdrawals from or fully surrender the Contract, or transfer Contract Value between the Subaccounts and/or the Fixed Account Option. State premium taxes may also be deducted.


OWNER TRANSACTION EXPENSES





Sales Load on purchase payments                                      None
Maximum Surrender Charge (Contingent Deferred Sales                   7%
Charge) as a percentage of purchase payments surrendered
or withdrawn
Transfer Processing Fee                                              $10 per transfer after 12 in a year (currently
                                                                     waived)
Lost Contract Request Charge                                         $30 for each duplicate contract



         The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.



PERIODIC CHARGES OTHER THAN FUND EXPENSES






Annual Contract Fee                                                       $30 per Contract Year *
Variable Account Annual Expenses
  (as a percentage of average Variable Contract Value):
  Mortality and Expense Risk Charge                                                       1.15%
  Total Variable Account Annual Expenses                                                  1.15%
Annual Charges for Optional Riders and Endorsements
  (as a percentage of average Contract Value):
  Maximum Anniversary Value Death Benefit                                                 0.15%
  5% Annual Guarantee Death Benefit                                                       0.20%
  Minimum Death Benefit Guarantee (issue age 76 or greater)                               0.15%
  Executive Benefits Plan Endorsement**                                                   None
  Waiver of Surrender Charge                                                              None



* This fee is currently waived if the Contract Value is $25,000 or more.



** If an Owner exercises this benefit during the first two Contract Years, the Company reserves the right to charge a fee, not to exceed $150, to offset the expenses incurred in providing this endorsement.



         The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

RANGE OF EXPENSES FOR THE FUNDS



--------------------------------------------------------------------------------------
                                                              MINIMUM           MAXIMUM
---------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all
expenses that are deducted from Fund assets, including
management fees, 12b-1 fees, and other expenses)               0.45%      -      1.21%
--------------------------------------------------------------------------------------



The portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown reflect actual expenses incurred for the year ended December 31, 2002, rounded to the nearest one hundredth of one percent. Current or future expenses may be greater or less than those shown.



EXAMPLES OF MAXIMUM CHARGES






         The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including Owner transaction expenses, the Annual Contract Fee, Variable Account Annual Expenses, the maximum charges for the most expensive combination of optional riders and endorsements, and the maximum Annual Fund Operating Expenses.









         The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



(1) If you surrender the Contract (or you annuitize the Contract under annuity option 1) at the end of the applicable time period:




1 year            3 years        5 years          10 years
------            -------        -------          --------
$909               $1,306        $1,729            $3,090



(2) If you do not surrender your Contract (or you annuitize the Contract under annuity options 2-4) at the end of the applicable time period:




1 year            3 years        5 years          10 years
------            -------        -------          --------
$279               $856          $1,459            $3,090









         THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.



The examples provided above assume that no transfer charges, Premium Expense Charges, or market value adjustments have been assessed. The examples also reflect the annual Contract fee of $30, after being converted into a percentage, and the most expensive combination of optional riders and endorsements.

                                     SUMMARY

The following section summarizes certain provisions that we describe in more detail later in the prospectus.

                                  THE CONTRACT

Issuance of a Contract. The Company issues Contracts to individuals or to employers or other groups in connection with retirement plans.

Right to Examine Period. You have the right to return the Contract within 10 days after you receive it and the Company will return the Contract Value or the amount required by law. State or federal law may require additional return privileges. If you return the Contract, it will become void.

Purchase Payments. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months after the Contract Issue Date.

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account and/or to the Fixed Account Option. Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your money and your Contract Value.

Transfers. On or before the Payout Date, you may transfer all or part of the Contract Value between Subaccount(s) or a Fixed Period, subject to certain restrictions.


No fee currently is charged for transfers, but the Company reserves the right to charge $10 for each transfer over 12 during a Contract Year.


Partial Withdrawal. You may withdraw part of your Contract's Surrender Value by Written Request to the Company on or before the Payout Date, subject to certain Limitations.

Surrender. You may surrender the Contract and receive its Surrender Value, by Written Request to the Company before the Payout Date.

                             CHARGES AND DEDUCTIONS

The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid.

The surrender charge is 7% (6% in Oregon) of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value is $25,000 or more.)

Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The Company may use any profits from this charge to finance other expenses, including expenses incurred in the administration of the Contracts and distribution expenses related to the Contracts. The charges are deducted from the Variable Account at a rate of 0.003151% per day which is an annual rate of 1.15%.

Premium Expense Charges. The Company deducts a charge for any state or local premium taxes applicable to a Contract. The Company reserves the right to deduct premium taxes at the time it pays such taxes. State premium taxes currently range from 0% to 3.5%.


Rider Charges. The Company deducts a charge on each Contract Anniversary for each of three optional death benefit riders. This charge is at an annual rate of 0.15% of the average monthly Contract Value for the prior Contract Year for existing Contract Owners. For purchases on or after May 1, 2003, the charge for the 5% Annual Guarantee Death Benefit rider will be at an annual rate of 0.20% of the average monthly contract value for the prior Contract Year.



Fund Expenses. The underlying funds also charge annual fund expenses at the ranges shown in the expense table.

                                PAYOUT PROVISIONS

You select the Payout Date, subject to certain limitations.

On the Payout Date, the Payout Proceeds will be applied to an Income Payment option, unless you choose to receive the Surrender Value in a lump sum.

                               FEDERAL TAX STATUS

Generally, any distribution from your Contract may result in taxable income. A 10% federal penalty tax may also apply to distributions before age 59 1/2. For a further discussion of the federal income tax status of variable annuity contracts, see Federal Tax Matters.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
          The CUNA Mutual Life Variable Annuity Account, and the Funds

                       CUNA MUTUAL LIFE INSURANCE COMPANY

CUNA Mutual Life Insurance Company is a mutual life insurance company originally organized under the laws of Iowa in 1879 and incorporated on June 21, 1882. The Home Office of the Company is located at 2000 Heritage Way, Waverly, Iowa 50677-9202. The telephone number is 1-800-798-5500.


As of December 31, 2002, the Company had more than $5 billion in assets and more than $12 billion of life insurance in force. CMLIC is rated A (Excellent) by AM Best, the third highest out of 16 rating categories. CMLIC is rated AA- (Very Strong) by Fitch Ratings, the 4th highest out of 24 rating categories. This is the fourth highest rating out of a possible 24. These are the most recent ratings available as of the date of this Prospectus. Periodically, the rating agencies review our ratings. To obtain the most current ratings, contact us at the address or telephone number shown above.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

The Variable Account was established by the Company as a separate account on December 14, 1993. The Variable Account invests in the Funds described below. The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the SEC. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

The Variable Account is divided into 10 Subaccounts. In the future, the number of Subaccounts may change. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses, are credited to or charged against that Subaccount reflect only the Subaccount's investment experience and not the investment experience of the Company's other assets.

Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account that exceed the Company's liabilities arising under the Contracts may be transferred by the Company to the General Account and used to pay its liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

The Contracts are distributed by the principal underwriter, CUNA Brokerage Services, Inc., 2000 Heritage Way, Waverly, Iowa 50677. CUNA Brokerage is an indirect wholly-owned subsidiary of CUNA Mutual, and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

                              THE UNDERLYING FUNDS


The Subaccounts invest in the Ultra Series Fund. The Ultra Series Fund a management investment company of the series type with one or more Funds and is an open-end, management investment company.


The investment objectives and policies of each Fund are summarized below. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the Fund's prospectuses which must accompany or precede this Prospectus. The prospectuses should be read carefully and retained for future reference.

                             THE ULTRA SERIES FUND

Currently, the Ultra Series Fund offers Funds as investment options under the Contracts.

Money Market Fund. This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


Bond Fund. This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk.



High Income Fund. This Fund seeks high current income. The Fund also seeks capital appreciation, but only when consistent with its primary goal.



Balanced Fund. This Fund seeks a high total return through the combination of income and capital appreciation.



Growth and Income Stock Fund. This Fund seeks long-term capital growth with income as a secondary consideration.



Capital Appreciation Stock Fund. This Fund seeks long-term capital appreciation.



Mid-Cap Stock Fund. This Fund seeks long-term capital appreciation.



Multi-Cap Growth Stock Fund (formerly known as Emerging Growth Fund). This Fund seeks long-term capital appreciation.



International Stock Fund. This Fund seeks long-term capital appreciation.

Global Securities Fund. This Fund seeks capital appreciation.


MEMBERS Capital Advisors, Inc. serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.

The mutual funds described above are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. The investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

                              AVAILABILITY OF FUNDS

The Variable Account purchases shares of the Ultra Series Fund in accordance with a participation agreement. If the participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund(s) covered by the agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in the Fund.

                                 REVENUE SHARING

CUNA Mutual Life Insurance Company has entered into agreements with the investment managers or advisers of the Funds pursuant to which each such manager or adviser pays the Company a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of the Company and its affiliates) in the Funds managed by that manager or adviser. These percentages are not the same for all investment managers or advisers. These fees are for administrative services provided to the Funds by the and its affiliates. Payments of fees under these agreements by investment managers or advisers do not increase the fees or expenses paid by the Funds or their shareholders. The amounts the Company receives under these agreements may be significant.

                                  VOTING RIGHTS

Owners with Variable Contract Value are entitled to certain voting rights for the Funds underlying the Subaccounts in which they are invested. The Company will vote Fund shares attributable to Owners at special shareholder meetings based on instructions from such Owners. However, if the law changes and the Company is allowed to vote in its own right, it may elect to do so.

Owners with voting interests in a Fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give the Company voting instructions. The Company will vote shares for which no instructions are received in the same proportion as those that are received.

Before the Payout Date, the number of shares which an Owner may vote is determined by dividing the Subaccount Value by the net asset value of that Fund. On or after the Payout Date, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the Fund underlying the Subaccount. The Company will designate a date for this determination not more than 90 days before the shareholder meeting.

                               MATERIAL CONFLICTS

The Funds are offered through other separate accounts of the Company and directly to employee benefit plans affiliated with the Company. The Company does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which these Funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of Owners of other types of contracts issued by the Company. Material conflicts could also arise between the interests of Owners (or owners of other types of contracts issued by the Company) and the interests of participants in employee benefit plans invested in the Funds. If a material conflict occurs, the Company will take steps to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the Fund(s) involved in the conflict.

                           SUBSTITUTION OF SECURITIES

The Company may substitute, eliminate, or combine shares of another mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)   shares of a current Fund are no longer available for investment; or

2)   further investment in a Fund is inappropriate.

The substituted funds may have higher fees and expenses. Funds may be added to the product, but their availability may be limited to certain classes of contract owners. Funds may also be closed to certain classes of contract owners.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

                            THE FIXED ACCOUNT OPTION

The Fixed Account Option is an investment option that is funded by assets of the Company's General Account and pays interest at declared rates. The General Account contains all of the Company's assets other than those in other separate accounts. It is used to support the Company's annuity and insurance obligations and may contain compensation for mortality and expense risks. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account. However, information relating to the Fixed Account Option is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the Fixed Account by election of the Owner.

The Company intends to credit amounts in the Fixed Account Option with interest at current rates in excess of the minimum fixed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. Fixed Contract Value will not share in the investment performance of the Company's General Account. Any interest credited on Fixed Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner therefore assumes the risk that interest credited may not exceed the minimum fixed rate.

PRESERVATION PLUS PROGRAM

An Owner may elect to allocate the initial Net Purchase Payment between the Fixed Account Option and the Variable Account so that at the end of the Fixed Period the portion of the initial Net Purchase Payment allocated to the Fixed Account Option will equal the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Fixed Period at least equal to the initial Net Purchase Payment. Upon request, the Company will calculate the portion of any Net Purchase Payment that must be allocated to a particular Fixed Period to achieve this result.

FIXED CONTRACT VALUE

The Fixed Contract value reflects:

- Net Purchase Payments allocated to and Contract Value transferred to Fixed Periods,

-    interest credited to Contract Value in Fixed Periods,

-    transfers of Contract Value out of Fixed Periods,

-    surrenders and partial withdrawals from Fixed Periods, and

-    charges assessed in connection with the Contract.

Fixed Amounts are withdrawn or surrendered on a first-in-first-out basis. The Fixed Account value is the sum of Fixed Amounts under the Contract. The Fixed Account value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

THE FIXED ACCOUNT OPTION VARIES ACCORDING TO THE STATE IN WHICH THE CONTRACT IS ISSUED. THE COMPANY OFFERS FIXED PERIODS VARYING IN DURATION FROM ONE YEAR TO 10 YEARS AND THE COMPANY MAY IMPOSE A MARKET VALUE ADJUSTMENT ON AMOUNTS WITHDRAWN PRIOR TO THE EXPIRATION OF A FIXED PERIOD, IF ALLOWED BY STATE LAW. NOT ALL FIXED PERIODS ARE AVAILABLE IN ALL STATES AND SOME STATES MAY NOT ALLOW A FIXED ACCOUNT OPTION. CONTACT THE COMPANY FOR INFORMATION ON THE AVAILABILITY OF THE FIXED ACCOUNT OPTION AND FIXED PERIODS IN YOUR STATE.

An Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Fixed Account Option for selected periods of time from one to ten years. The Company also intends to offer a special one year Fixed Period that requires minimum monthly transfers to other Subaccounts throughout the Fixed Period (the "DCA One Year Fixed Period"). Purchase Payments may be allocated to this DCA One Year Fixed Period, but transfers in are not allowed. Purchase Payment allocations to certain Fixed Periods may be limited to three years in some states.

FIXED PERIODS

From time to time the Company will offer to credit Fixed Account value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Fixed Periods. The Company may offer one or more Fixed Periods of one to ten years' duration at any time, but will always offer a Fixed Period of one year where allowed by state law. The Company will publish an effective annual interest rate applicable to each Fixed Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Fixed Period are guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn during the Fixed Period or surrendered). The interest rates available at any time will vary with the number of years in the Fixed Period but will always be equal to or greater than an effective annual rate of 3%.

Fixed Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of year(s) in the Fixed Period have elapsed. The last day of the Fixed Period is the expiration date for the Fixed Period. Owners may not select Fixed Periods with expiration dates later than the Contract's current Payout Date. During the 30-day period prior to the expiration of a Fixed Period, the Owner may transfer the Fixed Amount related to that Fixed Period to any new Fixed Period or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Fixed Period. In addition, monthly transfers from the DCA One Year Fixed Period to the Subaccount(s) you designate are required. If no Subaccount is designated, transfers will be made to the Money Market Subaccount. The minimum transfer amount is the monthly sum required to fully amortize the Fixed Amount as of the expiration date of the DCA Fixed Amount. If, at the expiration of a Fixed Period, less than one year remains until the Payout Date, the Company will credit interest to the Fixed Amount at the guaranteed rate then applicable to a one year Fixed Period. For Fixed Periods other than the DCA One Year Fixed Period, the Company will notify Owners of the available Fixed Periods and Subaccounts 30 days prior to the expiration of a Fixed Period.

If an Owner does not respond to the notice with instructions as to how to reinvest the Fixed Amount, then on the expiration date the Company will invest the Fixed Amount in another Fixed Period of the same duration as the expiring period. If no Fixed Period of equal duration is available at that time, the Company will reinvest the Fixed Amount in the next shortest Fixed Period available. If either of such default Fixed Periods would extend beyond the Payout Date of the Contract, the Company will reinvest the Fixed Amount in the Fixed Period of the longest duration that expires before the Payout Date.

MARKET VALUE ADJUSTMENT

The Company will impose a market value adjustment on Fixed Amounts withdrawn or surrendered or applied to an Income Payment Option from a Fixed Period of more than 2 years before expiration of the period except when such a withdrawal, surrender or annuitization occurs during the last 30 days of the period. The market value adjustment is calculated by multiplying the amount surrendered, withdrawn or annuitized by the following factor:

                              0.70 x (I - J) x n/12

Where:

     I = the guaranteed interest rate then being offered for a new Fixed Period equal in duration and type to the period from which the Fixed Amount is being withdrawn, surrendered or annuitized. If a Fixed Period of such duration is not being offered, "I" equals the linear interpolation of the guaranteed rates for periods then available. If the Fixed Periods needed to perform the interpolation are not being offered, "I" equals the interest rate being paid on the Treasury Constant Maturity Series published by the Federal Reserve Board for Treasury securities with remaining maturities equal to the duration of the appropriate Fixed Period. If no published rates are available for maturities equal to the duration of the appropriate Fixed Period, linear interpolation of other published rates will be used.

     J = the guaranteed interest rate then being credited to the Fixed Amount being withdrawn, surrendered or annuitized.

     n = the number of complete months remaining until the expiration of the Fixed Period.

At a time when I exceeds J, the market value adjustment will reduce the portion of any Fixed Amount available for withdrawal, surrender or application to an Income Payment Option. At a time when J exceeds I, the market value adjustment will increase the portion of any Fixed Amount available for withdrawal, surrender or application to an Income Payment Option. Moreover, the market value adjustment will only operate to increase or reduce credited interest in an amount equal to the excess of 3% per year on a Fixed Amount at the beginning of any Fixed Period.

The market value adjustment is calculated separately for each Fixed Amount and is applied before any surrender charge. Owners must instruct the Company as to which Fixed Periods should be withdrawn or surrendered. Within any Fixed Period, Fixed Amounts are withdrawn or surrendered on a first-in-first-out basis. The adjustment does not apply to the calculation of a death benefit or to amounts deducted from Fixed Account value by the Company as fees or charges. In addition, the sum of the surrender charge and market value adjustment for a Fixed Amount withdrawn or surrendered will not exceed 10% of the Fixed Amount withdrawn or surrendered.

Any applicable market value adjustment(s) will be deducted from or added to the remaining Fixed Amount(s), if any, or from all remaining Fixed Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Fixed Amount, the Fixed Account value would be insufficient to permit the deduction of the market value adjustment from any remaining Fixed Amounts, then the Company will not permit the partial withdrawal.

The imposition of an market value adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS.)

                          DESCRIPTION OF THE CONTRACT

ISSUANCE OF A CONTRACT


In order to purchase a Contract, application must be made through a representative of CUNA Brokerage Services, Inc. ("CUNA Brokerage"). CUNA Brokerage also may enter into selling agreements with unaffiliated firms that, in turn, may sell the Contracts through their sales representatives, who may or may not be associated persons of CUNA Brokerage. Applications and initial purchase payments submitted to such sales representatives cannot be processed until the Company receives them from such representatives at the Home Office. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 on the Contract Issue Date.


RIGHT TO EXAMINE

Owners have a ten day period to examine the contract. The contract may be returned to the Home Office for any reason within ten days of receipt and the Company will refund the Contract Value or another amount required by law. The refunded Contract Value will reflect the deduction of any contract charges, unless otherwise required by law. State and/or federal law may provide additional return privileges.

Liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to the Owner will be paid by the Company.

PURCHASE PAYMENTS

The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount the Company must receive during the first 12 months of the Contract is:

$5,000          Except as described below.

$2,000 For Contracts that qualify for special federal income tax treatment under Sections 401, 408, 408A, or 457 of the Code.
                This category includes qualified pension plans, individual retirement accounts, and certain deferred compensation plans.

$300 For Contracts that qualify for special federal income tax treatment under Section 403(b) of the Code. This category includes tax-sheltered annuities.

The Value of    The value of a Contract exchanged pursuant to Section 1035 of
a Contract      the Code, if the Company approves the transaction prior to the exchange.

$600 For a Contract sold to employees of the Company and its subsidiaries, to employees of CUNA Mutual and its subsidiaries, and to registered representatives and other persons associated with CUNA Brokerage. This category includes both individual retirement accounts and non-individual retirement accounts.

Unless the minimum purchase amount is paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under the Company's automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union account, bank account or other source.

The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Payout Date. Additional purchase payments after the initial purchase payment are not required.

The Company reserves the right not to accept: (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday, (2) purchase payments of less than $100, and (3) purchase payments in excess of $1 million.

ALLOCATION OF PURCHASE PAYMENTS


The Company allocates purchase payments to Subaccounts and/or the Fixed Account Option as instructed by the Owner. An allocation to a Subaccount must be for at least 1% of a purchase payment and be in whole percentages. An allocation to the Fixed Account Option must be for at least $1,000. A requested allocation of less than $1,000 to the Fixed Account will be transferred to the money market subaccount option.


If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated to one or more of the Subaccounts or to the Fixed Account Option within two Valuation Days of receipt by the Company. If the application is not properly completed, the Company reserves the right to retain the purchase payment for up to five Valuation Days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to the Company retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.

CONTRACT VALUE

The Contract Value is the sum of Variable Contract Value, Fixed Contract Value and the Loan Account.

Determining the Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period and reflects the investment experience of the selected Subaccounts, after applicable charges. The value will be the total of the values attributable to the Contract in each of the Subaccounts (i.e. Subaccount Value). The Subaccount Values are determined by multiplying that Subaccount's Accumulation Unit value by the number of Accumulation Units.

Determination of Number of Accumulation Units. Any Net Purchase Payment allocated to a Subaccount or Contract Value transferred to a Subaccount is converted into Accumulation Units of that Subaccount. The number of Accumulation Units is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount. The number of Accumulation Units is increased by additional purchase payments or allocations. The number of Accumulation Units does not change as a result of investment experience.

Any Contract Value transferred, surrendered or deducted from a Subaccount is processed by canceling or liquidating Accumulation Units. The number of Accumulation Units canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value.

Determination of Accumulation Unit Value. The Accumulation Unit value for a Subaccount is calculated for each Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

     (1) Is:

         (a) the net assets of the Subaccount as of the end of the Valuation Period;

         (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period.

     (2) The daily charge for mortality and expense risks and for administration multiplied by the number of days in the Valuation Period.

     (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

The value of an Accumulation Unit may increase or decrease as a result of investment experience.

TRANSFER PRIVILEGES

General. Before the Payout Date, the Owner may make transfers between the Subaccounts and Fixed Amounts as described below.

- Transfers to the Fixed Account must be at least $1,000 (lesser amounts received are allocated to the Money Market Subaccount).

-    Transfers are not allowed to the DCA One Year Fixed Period.

- Except for the DCA One Year Fixed Period, transfers out of the Fixed Account Option are only permitted during the 30-day period before the expiration of a Fixed Period.

- Transfers from the DCA One Year Fixed Period may be made throughout its Fixed Period.

- A minimum monthly transfer to the designated Subaccounts is required from each DCA Fixed Amount. If no Subaccounts are designated, the minimum transfer amount will be transferred to the Money Market Subaccount. The minimum transfer amount is the monthly sum that will amortize the DCA Fixed Amount on its expiration date.

Amounts transferred to a Subaccount will receive the Accumulation Unit value next determined after the transfer request is received.


No fee is currently charged for transfers but the company reserves the right to charge $10 for each transfer in excess of 12 in a contract year.


Subject to the above, there is currently no limit on the number of transfers that can be made among or between Subaccounts or to or from the Fixed Account Option.

Transfers may be made by written request or by telephone.

The Company will send a written confirmation of all transfers made pursuant to telephone instructions. The Company will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that are reasonably determined to be genuine.

The Company may modify, restrict, or terminate the transfer privileges at any time for any reason.

Dollar-Cost Averaging. Dollar Cost Averaging is a long-term transfer program that allows you to make regular (monthly, quarterly, semi-annual, or annual) level investments over time. The level investments will purchase more Accumulation Units when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. If continued over an extended period of time, the dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not guarantee a profit or protect against a loss.

Dollar Cost Averaging (DCA) Transfers. An Owner may choose to systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) a specified dollar amount from the Money Market Subaccount to one or more Subaccounts. A minimum monthly amount must be systematically transferred from the DCA One Year Fixed Period to one or more Subaccounts. The minimum monthly transfer amount is the monthly sum that will amortize the DCA Fixed Amount on its expiration date.

Portfolio Rebalancing. An Owner may instruct the Company to automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among the Subaccounts. Owners may start and stop automatic Variable Contract Value rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If an Owner elects automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), the Company will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule. This is not applicable if the purchase payment allocations include an allocation to a fixed period.) If the Owner does not specify a frequency for rebalancing, we will rebalance quarterly.

Other Types of Automatic Transfers. An Owner may also choose to systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value from one Subaccount to another. Such automatic transfers may be: (1) a specified dollar amount, (2) a specified number of Accumulation Units, (3) a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.

The minimum DCA or automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Fixed Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract Value in the Subaccount or DCA One Year Fixed Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election; or (3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions. The Company will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. The Company reserves the right to stop the automatic transfer programs.

SURRENDERS (REDEMPTION) AND PARTIAL WITHDRAWALS

Surrenders. At any time on or before the Payout Date, the Owner may surrender the Contract and receive its Surrender Value by Written Request to the Company. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an Income Payment Option.

Partial Withdrawals. At any time on or before the Payout Date, an Owner may make withdrawals of the Surrender Value. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. The Company will withdraw the amount requested on the Valuation Day the request is received. Any applicable market value adjustment or surrender charge will be deducted from the remaining Contract Value.

The Owner may specify the amount of the partial withdrawal to be made from Subaccounts or the Fixed Periods. If the Owner does not so specify, or if the amount in the designated Subaccounts or Fixed Periods is not enough to comply with the request, the partial withdrawal will be made proportionately from the accounts.

A contingent deferred sales charge may apply to surrenders and partial withdrawals.

Systematic Withdrawals. An Owner may elect to receive periodic partial withdrawals under the Company's systematic withdrawal plan. Under the plan, the Company will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis) from designated Subaccounts. Such withdrawals must be at least $100 each and may only be made from Variable Contract Value. This $100 minimum withdrawal requirement may be waived if the withdrawal is necessary to meet the required minimum distribution under the Code. Generally, Owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments.

The withdrawals may be: (1) a specified dollar amount, (2) a specified whole number of Accumulation Units, (3) a specified percent of Variable Contract Value in a particular Subaccount, (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, (3) the Owner requests that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Request, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, the Company will continue systematic withdrawals even though a surrender charge is deducted.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

There are federal income tax consequences to surrenders and partial withdrawals. Owners should consult with their tax adviser. The Company reserves the right to stop offering the systematic withdrawal plan at any time.

CONTRACT LOANS

Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title 1 of the Employee Retirement Income Security Act of 1974) may borrow from the Company using their Contracts as collateral. Loans are subject to the terms of the Contract, the retirement program and the Code. Loans are described in more detail in the SAI.

DEATH BENEFIT BEFORE THE PAYOUT DATE

Death of an Owner. If any Owner dies before the Payout Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

     (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

     (2) If the Owner is not the spouse of the deceased Owner he or she may elect, within 60 days of the date the Company receives Due Proof of
          Death:

          (a) to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

          (b) to apply the Surrender Value within 1 year of the deceased Owner's death to one of the Income Payment Options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, the Company will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Payout Date, the Company will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, the Company will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment, the Beneficiary may elect, within 60 days of the date the Company receives due proof of the Annuitant's death, to apply the death benefit to an Income Payment Option.

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an Income Payment Option if:

     (1) payments under the option begin within 1 year of the Annuitant's death; and

     (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Basic Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the basic death benefit is an amount equal to the greater of:

     (1) aggregate Net Purchase Payments made under the Contract less a proportional adjustment for partial withdrawals as of the date the Company receives Due Proof of Death of the deceased;

     (2)  Contract Value as of the date the Company receives Due Proof of Death;
          or

For Contracts issued after the Annuitant's 76th birthday, the death benefit is always equal to the Contract Value as of the date the Company receives Due Proof of the Death of the Annuitant. The death benefit will be reduced by any outstanding Loan Amount and any applicable Premium Expense Charges not previously deducted. The Contract also offers additional guaranteed death benefit choices as riders to the contract. These additional choices enhance the death benefit and are available at an additional charge. Please see the Riders section for more details.

PROPORTIONAL ADJUSTMENT FOR PARTIAL WITHDRAWALS

When calculating the death benefit amount, as described above, an adjustment is made to aggregate Net Purchase Payments for partial withdrawals taken from the contract. The proportional adjustment for partial withdrawals is calculated by dividing (1) by (2) and multiplying the result by (3) where:

(1)  Is the partial withdrawal amount;

(2)  Is the Contract Value immediately prior to the partial withdrawal; and

(3) Is the sum of Net Purchase Payments immediately prior to the partial withdrawal less any adjustment for prior partial withdrawals.

                              MISCELLANEOUS MATTERS

PAYMENTS

Any surrender, partial withdrawal, Contract loan, or death benefit usually will be paid within seven days of receipt of a Written Request, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

     (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     (2)  the SEC permits the postponement for the protection of Owners; or

     (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

The Company has the right to defer payment of any surrender, partial withdrawal, or transfer from the Fixed Account Option for up to six months from the date of receipt of Written Request for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.

MODIFICATION

Upon notice to the Owner, the Company may modify the Contract:

(1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

(2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

(3)  to reflect a change in the operation of the Variable Account; or

(4)  to provide for the addition or substitution of investment options; or

(5)  to combine the Variable Account with any of our other separate accounts; or

(6) to eliminate or combine any Subaccounts and transfer the assets of any Subaccount to any other Subaccount; or

(7) to add new Subaccounts and make such Subaccounts available to any class of contracts as we deem appropriate; or

(8) to substitute a different Fund for any existing Fund, if shares or units of a Fund are no longer available for investment or if we determine that investment in a Fund is no longer appropriate; or

(9) to deregister the Variable Account under the 1940 Act if such registration is no longer required; or

(10) to operate the Variable Account as a management investment company under the 1940 Act (including managing the Variable Account under the direction of a committee) or in any other form permitted by law; or

(11) to restrict or eliminate any voting rights of Owners or other persons having such rights as to the Variable Account; or

(12) to make any other changes to the Variable Account or its operations as may be required by the 1940 Act or other applicable law or regulation.

In the event of most such modifications, the Company will make appropriate endorsement to the Contract.

REPORTS TO OWNERS

At least annually, the Company will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Fixed Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

INQUIRIES

Inquiries regarding a Contract may be made in writing to the Company at its Home Office.

                             INCOME PAYMENT OPTIONS

PAYOUT DATE AND PROCEEDS

The Owner selects the Payout Date. For Non-Qualified Contracts, the Payout Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Issue Date. For Qualified Contracts, the Payout Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code.

The Owner may change the Payout Date subject to the following limitations: (1) the Owner's Written Request must be received at the Home Office at least 30 days before the current Payout Date, and (2) the requested Payout Date must be a date that is at least 30 days after receipt of the Written Request.

On the Payout Date, the Payout Proceeds will be applied under the life Income Payment Option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another payment option or to receive the Surrender Value in a lump sum. Unless the Owner instructs the Company otherwise, amounts in the Fixed Account Option will be used to provide a fixed income payment option and amounts in the Variable Account will be used to provide a variable Income Payment Option.

The Payout Proceeds equal the Contract Value:

     (1)  plus or minus any applicable market value adjustment;

     (2) minus any applicable surrender charge if Income Payment Option 1 or Option 2 variable Income Payments are selected;

     (3) minus the pro-rated portion of the annual Contract fee or rider charges (unless the Payout Date falls on the Contract Anniversary);

     (4)  minus any applicable Loan Amount; and

     (5)  minus any applicable Premium Expense Charges not yet deducted.

ELECTION OF INCOME PAYMENT OPTIONS

On the Payout Date, the Payout Proceeds will be applied under an Income Payment Option, unless the Owner elects to receive the Surrender Value in a single sum. If an election of an Income Payment Option is not on file at the Home Office on the Payout Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An Income Payment Option may be elected, revoked, or changed by the Owner at any time before the Payout Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Request. The Owner may elect to apply any portion of the Payout Proceeds to provide either variable Income Payments or fixed Income Payments or a combination of both.

The Company reserves the right to refuse the election of an Income Payment Option other than paying the Payout Proceeds in a lump sum if the total amount applied to an Income Payment Option would be less than $2,500, or each Income Payment would be less than $20.00.

FIXED INCOME PAYMENTS

Fixed Income Payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. The amount of each payment depends only on the form and duration of the Income Payment Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the Income Payments and the applicable income purchase rates in the Contract. The income purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. The Company may, in its sole discretion, make Income Payments in an amount based on a higher interest rate.

VARIABLE INCOME PAYMENTS

The dollar amount of the first variable Income Payment is determined in the same manner as that of a fixed Income Payment. Variable Income Payments after the first payment are similar to fixed Income Payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable Income Payments through the use of Income Units. The amount of the first variable Income Payment associated with each Subaccount is applied to purchase Income Units at the Income Unit value for the Subaccount as of the Payout Date. The number of Income Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Income Units is made as described below. Each Subaccount has a separate Income Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable Income Payment after the first is equal to the sum of the amounts determined by multiplying the number of Income Units by the Income Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable Income Payment for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Payout Date, a Payee may change the selected Subaccount(s) by Written Request up to four times per Contract Year. Such a change will be made by exchanging Income Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Income Unit value calculations and variable Income Payment calculations.

Surrenders and partial withdrawals may be made after the Payout Date, when a Variable Income Payment is chosen for a fixed period of time.

DESCRIPTION OF INCOME PAYMENT OPTIONS

Option 1 - Interest Option. (Fixed Income Payments Only) The proceeds are left with the Company to earn interest at a compound annual rate to be determined by the Company but not less than 3.5%. Interest will be paid every month or every 12 months as the Payee selects. Under this option, the Payee may withdraw part or all of the proceeds at any time. This option may not be available in all states.

Option 2 - Installment Option. The proceeds are paid out in monthly installments for a fixed number of years between 5 and 30. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

If variable Income Payments are elected under Option 2, the Payee may elect to receive the commuted value of any remaining payments in a lump sum. The commuted value of the payments will be calculated as described in the contract.

Option 3A - Life Income Guaranteed Period Certain. The proceeds are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of five, ten, fifteen, or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3B - Life Income. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Payee. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE PAYEE DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE PAYEE DIES AFTER THE SECOND PAYMENT, ETC.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments for as long as either of two original joint Payees remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the company currently makes additional periods certain available under this option, including period certain of 5 years, 15 years, and 20 years.

The minimum amount of each fixed payment and the initial payment amount for variable income payout options will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, gender). Age will be determined from the last birthday at the due date of the first payment.

Option 5 -Life Income - Payments Adjusted For Inflation - Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 6 - Joint and Survivor Life Income - Payments Adjusted For Inflation - 10 year Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the company currently makes additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

Option 7 -Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). We will pay monthly annuity payments adjusted for inflation as described below for as long as the original Payee lives. The total amount paid under this option will be at least equal to the Contract Value applied. If the original Payee dies and the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the Payee's estate.

Option 8 - Joint and Survivor Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). We will pay monthly annuity payments adjusted for inflation as described below for as long as either of the original Payees is living. The total amount paid under this option will be at least equal to the Contract Value applied. If at the death of the second surviving Payee, the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the last surviving Payee's estate.

Adjustments for Inflation. For Options 5, 6, 7, and 8, income payments will be adjusted for inflation at the beginning of each calendar year. The adjustment is based on the percentage increase in the Consumer Price Index - Urban Wage Earners and Clerical Workers (Current Series) for the 12-month period ended September 30 of the prior calendar year. If the change in the index is negative, no adjustment will be made. If the CPI-W is discontinued, a substitute index will be used. Such substitute index may be subject to approval by your state insurance department. We reserve the right to discontinue offering settlement options 5, 6, 7, and 8 if the U.S. Treasury Department no longer issues new Treasury Inflation Protection Securities.

Alternate Payment Option. In lieu of one of the above options, the Payout Proceeds or death benefit, as applicable, may be applied to any other payment option made available by the Company or requested and agreed to by the Company.

DEATH BENEFIT AFTER THE PAYOUT DATE

If an Owner dies after the Payout Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Payee receiving Income Payments becomes the new Owner. Such Owners will have the rights of Owners during the annuity period, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Payout Date will have the effect stated in the Income Payment Option pursuant to which Income Payments are being made.

                             CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES

The Company deducts a mortality and expense risk charge from the Variable Account. The charges are computed on a daily basis, and are equal to an annual rate of 1.15% of the average daily net assets of the Variable Account.

The mortality risk the Company assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the Income Payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Payout Date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

The Company may use any profits from this charge to finance other expenses, including expenses incurred in the administration of the Contracts and distribution expenses related to the Contracts.

FUND EXPENSES

Because the Variable Account purchases shares of the Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. A more detailed description of these fees and expenses may be found in the Fund prospectuses, which follow this Prospectus.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

Charge for Partial Withdrawal or Surrender. No sales charge deduction is made from purchase payments when amounts are deposited into the contracts. However, if any amount is withdrawn or surrendered within seven years of being received by the Company, the Company will deduct a surrender charge. The surrender charge is calculated by multiplying the applicable charge percentage (as shown below) by the amount of purchase payments surrendered. There is no surrender charge for withdrawal of Contract Value in excess of aggregate purchase payments (less withdrawals of such payments). The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments (less withdrawals of such payments) is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.

 Number of Full Years
Between Date of Purchase            Date of Surrender
  Payment and Charge                  of Purchase
   as Percentage                        Payment
------------------------------------------------------
       0                                  7%
       1                                  6%
       2                                  5%
       3                                  4%
       4                                  3%
       5                                  2%
       6                                  1%
       7 +                                0%

(In Oregon, the charge is 6% before 1 year.)

Amounts Not Subject to Surrender Charge. In each Contract Year, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.

CHARGE DISCOUNTS FOR CERTAIN SALES The Contract is available for purchase by individuals, corporations and other groups. We may reduce or waive certain charges (Surrender Charge, Annual Administration Fee, or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative or other costs. We also may reduce or waive charges on Contracts sold to officers, directors and employees of the Company or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.


Generally, we reduce or waive charges based on a number of factors, including:

-    The number of Contract Owners;

-    The size of the group of purchasers;

-    The total premium expected to be paid;

-    Total assets under management for the owner;

-    The purpose for which the Contracts are being purchased;

-    The expected persistency of individual Contracts; and

- Any other circumstances which are rationally related to the expected reduction in expenses.


Contact our home office or your representative for more information about charge reductions and waivers.


ANNUAL CONTRACT FEE

On each Contract Anniversary before the Payout Date, the Company deducts an annual Contract fee of $30 to pay for administrative expenses. The fee is deducted from each Subaccount and from the Fixed Account Option based on a proportional basis. The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon application to an Income Payout Option. After the Payout Date, the annual Contract fee is deducted from variable Income Payments. The Company does not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Payout Date when a Contract with a Contract Value of $25,000 or more has been applied to a payout option.

TRANSFER PROCESSING FEE

Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each additional transfer during a Contract Year. The transfer charge is not applicable to transfers from the DCA Fixed Period. Each written request is considered to be one transfer, regardless of the number of Subaccounts or Fixed Amounts affected by the transfer. The transfer fee is deducted from the account from which the transfer is made. If a transfer is made from more than one account at the same time, the transfer fee is deducted pro-rata from the account. Automatic transfers, including Dollar Cost Averaging, do not count against the twelve free transfers.

LOST CONTRACT REQUEST

You can obtain a certification of your contract at no charge. There will be a $30 charge for a duplicate contract.

PREMIUM TAXES

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from Payout Proceeds upon application to an income payment option, or (d) upon payment of a death benefit. The Company will forward payment to the taxing jurisdiction when required by law.

Although the Company reserves the right to deduct premium taxes at the time such taxes are paid to the taxing authority, currently the Company does not deduct premium tax from the Owner's Contract Value until the Contract is annuitized.

OTHER TAXES

Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from Surrender Value, death benefits or Income Payments, as appropriate.

                             RIDERS AND ENDORSEMENTS

If the Owner elects one of the following riders or endorsements, the death benefit will be paid as described above under the heading "Income Payment Options", and will be calculated as set for below.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

This rider provides a minimum death benefit equal to the maximum anniversary value less any loan amounts and Premium Expense Charge not previously deducted. On the issue date, the maximum anniversary value is equal to the initial Net Purchase Payment. After the issue date, the maximum anniversary value will be calculated on three different dates:

(1)  the date an additional purchase payment is received by the company,

(2)  the date of payment of a partial withdrawal, and

(3)  on each Contract Anniversary.

When a purchase payment is received, the maximum anniversary value is equal to the most recently calculated maximum anniversary value plus the Net Purchase Payment. When a partial withdrawal is paid, the maximum anniversary value is equal to the most recently calculated maximum anniversary value less an adjustment for the partial withdrawal. The adjustment for each partial withdrawal is (1) divided by (2) with the result multiplied by (3) where:

(1)  is the partial withdrawal amount;

(2)  is the Contract Value immediately prior to the partial withdrawal; and

(3) is the most recently calculated maximum anniversary value less any adjustments for prior partial withdrawals.

This rider is available for Annuitant's age 75 or less on the issue date. This rider may not be available in all states.

5% ANNUAL GUARANTEE DEATH BENEFIT

This rider provides a minimum death benefit equal to the 5% annual guarantee death benefit less any loan amounts and Premium Expense Charge not previously deducted. On the Issue Date the 5% annual guarantee value is equal to the initial Net Purchase Payment. Thereafter, the 5% annual guarantee value on each Contract Anniversary is the lessor of:

(1) the sum of all Net Purchase Payments received minus an adjustment for partial withdrawals plus interest compounded at a 5% annual effective rate; or

(2)  200% of all Net Purchase Payments received.

The adjustment for each partial withdrawal is equal to (1) divided by (2) with the result multiplied by (3) where:

(1)  is the partial withdrawal amount;

(2)  is the Contract Value immediately prior to the withdrawal; and

(3) is the 5% annual guarantee death benefit immediately prior to the withdrawal, less any adjustments for earlier withdrawals.


This rider is available for Annuitants age 75 or less on the issue date. This rider may not be available in all states.



MINIMUM DEATH BENEFIT GUARANTEE RIDER



This rider provides a minimum death benefit during the accumulation period equal to the greater of:



(1)  the death benefit proceeds provided by the Contract;



(2) the death benefit proceeds provided by any other rider attached to the Contract; or



(3) the Minimum Death Benefit Guarantee Proceeds, as such term is defined below, as of the date due proof of death is received.



The death benefit proceeds described above will be reduced by any loan amount and any applicable premium expense charges not previously deducted.



The Minimum Death Benefit Guarantee Proceeds are equal to the great of (a) or
(b), where



     a = the sum of your Net Purchase Payments made as of the date due proof of death is received, minus an adjustment for each partial withdrawal made as of the date due proof of death is received, equal to (1) divided by (2), with the result multiplied by (3) where:



     (1)  = the partial withdrawal amount;



     (2)  = the Contract Value immediately prior to the partial withdrawal; and



     (3) = the sum of your Net Purchase Payments immediately prior to the partial withdrawal, less any adjustments for prior partial withdrawals.



     b = The Contract value as of the date due proof of death is received.



     The death benefit described above will be reduced by any loan amount and any applicable premium expense charges not previously deducted.



This rider is available for Annuitants age 76 or greater on the Issue Date. This rider may not be available in all states.


ENHANCED DEATH BENEFIT RIDER CHARGES


Each death benefit rider will carry an annual charge of 0.15% of Contract Value, except in the case of purchases of the 5% Annual Guarantee Death Benefit rider occurring on or after May 1, 2003, which will carry an annual charge of 0.20% of Contract Value. This charge will be assessed on the each Contract Anniversary. The charge will be based on the average Contract Value for the previous 12 months. The charge will be deducted from the Subaccounts and Fixed Amounts on a pro-rata basis. A pro-rata portion of this charge will be deducted upon contract surrender if the contract is surrendered on a date other than the Contract Anniversary.


WAIVER OF SURRENDER CHARGE

In most states, the Contract provides that, upon Written Request from the Owner before the Payout Date, the surrender charge and any applicable market value adjustment will be waived on any partial withdrawal or surrender if the Annuitant is:

(1) confined to a nursing home or hospital after the contract is issued (as described in the Contract); or

(2) becomes terminally ill after the contract is issued (as described in the Contract); or

(3) becomes unemployed at least one year after the contract is issued, has received unemployment compensation for at least 30 days and is receiving it at the time of the withdrawal or surrender (as described in the Contract); or

(4) The Annuitant's primary residence is located in an are that is declared a presidential disaster area and $50,000 of damage is sustained to the residence as a result of the disaster and after the contract is issued (as described in the Contract).

This waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. The terms under which the surrender charge and any applicable market value adjustment will be waived may vary in some states and are described in contracts issued in those states.

EXECUTIVE BENEFITS PLAN ENDORSEMENT

The Company also offers an Executive Benefits Plan Endorsement in conjunction with certain deferred compensation plans. The executive benefits plan endorsement waives the surrender charges on the contract subject to certain conditions. There is no charge for this benefit. However, if you exercise this benefit during the first two Contract Years, we reserve the right to charge a fee to offset expenses incurred. This fee will not exceed $150. The Executive Benefits Plan Endorsement may not be available in all states.

                 ADVERTISING AND SUBACCOUNT PERFORMANCE SUMMARY

From time to time, the Company may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. The Company also may, from time to time, advertise or include in sales literature Subaccount performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Fund. The performance of a Fund in part reflects its expenses. See the prospectuses for the Funds.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each month over a 12-month period and is shown as a percentage of the investment.

The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time. For periods prior to the date the Variable Account commenced operations, non-standard performance information will be calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts. When a Subaccount has been in operation for one, five, and ten years, respectively, the total standard returns for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, the Company may from time to time disclose cumulative total returns for Contracts funded by Subaccounts.

From time to time, yields, standard average annual total returns, and non-standard total returns for the Funds may be disclosed, including such disclosures for periods prior to the date the Variable Account commenced operations.

Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

In advertising and sales literature, the performance of each Subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the Subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS's rankings compare variable life and variable universal life issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which Funds provide the highest total return within various categories of Funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for transaction costs or expenses of operating and managing an investment portfolio. The Lehman Bond Indexes represent unmanaged groups of securities of various issuers and terms to maturity which are representative of bond market performance. The Consumer Price Index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Performance Summary Averages represent the average annual total return of all the Funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service. Other independent ranking services and indices may also be used for performance comparisons.

The Company may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested on a tax-deferred basis which can lead to substantial long-term accumulation of assets, provided that the Subaccount investment experience is positive.

                              FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon the Company's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or Income Payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, Owners of variable annuity contracts may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity Owner's gross income. The IRS has stated in published rulings that an Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as Owners of the underlying assets."

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that Owners were not Owners of separate account assets. For example, the Owner of a Contract has the choice of one or more Subaccounts in which to allocate Net Purchase Payments and Contract Values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in an Owner being treated as the Owner of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Payout Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Payout Date, the entire interest in the contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Annuitant or over a period not extending beyond the life expectancy of that Annuitant, provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such Owner as an Annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as Income Payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity Owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Surrenders. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The Contract Value immediately before a partial withdrawal may have to be increased by any positive market value adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of market value adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of a market value adjustment.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Income Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income

Payments for the term of the payments; however, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each Income Payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract or (ii) if distributed under a payment option, they are taxed in the same way as Income Payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

     (1)  made on or after the taxpayer reaches age 59 1/2;

     (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

     (3)  attributable to the taxpayer's becoming disabled;

     (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

     (5) made under certain annuities issued in connection with structured settlement agreements; and

     (6) made under an annuity contract that is purchased with a single purchase payment when the Payout Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the Income Payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.

SEPARATE ACCOUNT CHARGES

It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

WITHHOLDING

Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.


"Taxable eligible rollover distributions" from section 401(a) plans, section 403(b) tax-sheltered annuities, and section 457 governmental plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan to an employee (or employee's spouse or former spouse or beneficiary or alternate payee), except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, IRA, 403(b) tax-sheltered annuity, or to a governmental section 457 plan that agrees to separately account for rollover contributions.


MULTIPLE CONTRACTS

All non-qualified deferred annuity Contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of such plans.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner

(or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent Owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of a limit specified in the Code or 100% of the compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA up to the lessor of a limit specified in the Code or 100% of compensation includible in the Owner's gross income for the year. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to Loan Amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.


Certain Deferred Compensation Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Under a non-governmental plan, all investments, however, are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.


POSSIBLE CHARGE FOR THE COMPANY'S TAXES

At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                                LEGAL PROCEEDINGS


The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or the Company.


                              FINANCIAL STATEMENTS


The Company's financial statements and the financial statements of the Variable Account are contained in the Statement of Additional Information. The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please contact us at our Home Office.

                              FINANCIAL HIGHLIGHTS



The following information is derived from the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the fiscal years ended December 31, 2002, 2001 and 2000. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of various charges.



        MONEY MARKET SUBACCOUNT                          2002              2001               2000
                                                         ----              ----               ----
Net asset value:
Beginning of period                                   $     10.32       $     10.06         $  10.00*
End of period                                               10.35             10.32            10.06
Percentage increase in unit value during period              0.29%             2.58%            0.60%**
Number of units outstanding at end of period            4,346,000         2,766,278           47,304



        BOND SUBACCOUNT                                  2002              2001               2000
                                                         ----              ----               ----
Net asset value:
Beginning of period                                   $     11.04       $     10.31         $  10.00*
End of period                                               11.85             11.04            10.31
Percentage increase in unit value during period              7.34%             7.08%            3.10%**
Number of units outstanding at end of period            9,034,340         2,970,180           60,710



        HIGH INCOME SUBACCOUNT                           2002              2001               2000
                                                         ----              ----               ----
Net asset value:

Beginning of period                                   $     10.26       $     10.04         $  10.00*

End of period                                               10.46             10.26            10.04

Percentage increase in unit value during period              1.95%             2.19%            0.40%**

Number of units outstanding at end of period            1,434,029           696,312           37,438



        BALANCED SUBACCOUNT                              2002              2001               2000
                                                         ----              ----               ----
Net asset value:

Beginning of period                                   $      9.52       $      9.93         $  10.00*

End of period                                                8.36              9.52             9.93

Percentage increase in unit value during                   (12.18%)           (4.13%)          (0.70%)**

period

Number of units outstanding at end of period           12,695,597         6,882,972          270,714

        GROWTH AND INCOME STOCK SUBACCOUNT               2002              2001               2000
                                                         ----              ----               ----
Net asset value:

Beginning of period                                   $      8.61       $      9.76         $  10.00*

End of period                                                6.68              8.61             9.76

Percentage increase in unit value during                   (22.42%)          (11.78%)          (2.40%)**

period

Number of units outstanding at end of period           10,166,902         5,523,431          346,580



        CAPITAL APPRECIATION STOCK SUBACCOUNT            2002              2001               2000
                                                         ----              ----               ----
Net asset value:

Beginning of period                                   $      8.45       $      9.41         $  10.00*

End of period                                                5.73              8.45             9.41

Percentage increase in unit value during                   (32.19%)          (10.20%)          (5.90%)**

period

Number of units outstanding at end of period            8,047,228         4,209,787          241,242



        MID-CAP STOCK SUBACCOUNT                         2002              2001               2000
                                                         ----              ----               ----
Net asset value:

Beginning of period                                   $     11.22       $     10.21         $  10.00*

End of period                                                9.16             11.22            10.21

Percentage increase in unit value during                   (18.36%)            9.89%            2.10%**
period

Number of units outstanding at end of period            3,712,264         1,836,380          122,396



        MULTI-CAP GROWTH STOCK (FORMERLY KNOWN AS        2002              2001               2000
            EMERGING GROWTH) SUBACCOUNT                  ----              ----               ----
Net asset value:

Beginning of period                                   $      5.93       $      8.68         $  10.00*

End of period                                                4.38              5.93             8.68

Percentage increase in unit value during period            (26.14%)          (31.68%)         (13.20%)**

Number of units outstanding at end of period            2,557,122         1,293,733           97,734



        GLOBAL SECURITIES SUBACCOUNT                     2002              2001               2000
                                                         ----              ----               ----
Net asset value:

Beginning of period                                   $      9.02       $     10.18         $  10.00*

End of period                                                6.98              9.02            10.18

Percentage increase in unit value during period            (22.62%)          (11.39%)           1.80%**

Number of units outstanding at end of period              439,449           280,050           13,024

       INTERNATIONAL STOCK SUBACCOUNT                    2002              2001               2000
                                                         ----              ----               ----
Net asset value:

Beginning of period                                   $      7.84       $      9.72         $  10.00*

End of period                                                7.13              7.84             9.72

Percentage increase in unit value during period             (9.06%)          (19.34%)          (2.80%)**

Number of units outstanding at end of period              747,757           393,284           35,456



* The MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity product inception date was November 7, 2000, with all subaccounts starting with a $10.00 unit price.



**  Not annualized.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS................................................    2
      The Contract............................................................    2
      Incontestability........................................................    2
      Misstatement of Age or Gender...........................................    2
      Participation...........................................................    2
      Contract Loans..........................................................    2
      Loan Amounts............................................................    2
      Loan Processing.........................................................    2
      Loan Interest...........................................................    3
PRINCIPAL UNDERWRITER.........................................................    3
CALCULATION OF YIELDS AND TOTAL RETURNS.......................................    3
      Money Market Subaccount Yields..........................................    3
      Other Subaccount Yields.................................................    5
      Average Annual Total Returns............................................    6
      Other Total Returns.....................................................    8
      Effect of the Annual Contract Fee on Performance Data...................    9
VARIABLE INCOME PAYMENTS......................................................   10
      Assumed Investment Rate.................................................   10
      Amount of Variable Income Payments......................................   10
      Income Unit Value.......................................................   10
OTHER INFORMATION.............................................................   11
EXPERTS.......................................................................   11
FINANCIAL STATEMENTS..........................................................   12


You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling us at the address or telephone number shown at the beginning of this Prospectus.

                           MEMBERS VARIABLE ANNUITY II

                       STATEMENT OF ADDITIONAL INFORMATION

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information ("SAI") contains additional information to that already provided in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by CUNA Mutual Life Insurance Company (the "Company").

This SAI is not a Prospectus, and it should be read only in conjunction with Prospectuses for the following:


         1.       MEMBERS Variable Annuity II Contract;


         2.       Ultra Series Fund;

The Prospectus for the Contract is dated the same as this SAI. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.


                                   May 1, 2003

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS................................................    2
     The Contract.............................................................    2
     Incontestability.........................................................    2
     Misstatement of Age or Gender............................................    2
     Participation............................................................    2
     Contract Loans...........................................................    2
     Loan Amounts.............................................................    2
     Loan Processing..........................................................    2
     Loan Interest............................................................    3
PRINCIPAL UNDERWRITER.........................................................    3
CALCULATION OF YIELDS AND TOTAL RETURNS.......................................    3
     Money Market Subaccount Yields...........................................    3
     Other Subaccount Yields..................................................    5
     Average Annual Total Returns.............................................    6
     Other Total Returns......................................................    8
     Effect of the Annual Contract Fee on Performance Data....................    9
VARIABLE INCOME PAYMENTS......................................................   10
     Assumed Investment Rate..................................................   10
     Amount of Variable Income Payments.......................................   10
     Income Unit Value........................................................   10
OTHER INFORMATION.............................................................   11
EXPERTS ......................................................................   11
FINANCIAL STATEMENTS..........................................................   12

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

The Company will not contest the Contract.

MISSTATEMENT OF AGE OR GENDER

If the age or gender (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

The Contract may participate in the Company's divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each income payment.

CONTRACT LOANS

LOAN AMOUNTS

Generally, Owners may borrow up to 90% of the Surrender Value of their Contract unless a lower minimum is required by law. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with the applicable requirements of the Code. The Company will only make Contract loans after approving a written request by the Owner. The written consent of all irrevocable beneficiaries must be obtained before a loan will be given.

LOAN PROCESSING

When a loan is made, the Company transfers an amount equal to the amount borrowed from the Variable Contract Value or Fixed Contract Value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Fixed Account Option. The Owner must indicate in the loan application from which Subaccount or Fixed Account Option, and in what amounts, Contract Value is to be transferred to the Loan Account. If no instructions are given by the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Fixed Amounts. Loans may be repaid by the Owner at any time before the Payout Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Fixed Period(s) as requested by the Owner. Any transfer to a Fixed Period must be at least $1,000. A request to transfer less will be transferred to the Money Market Subaccount.

Loan repayments are not allowed to the DCA One Year Fixed Period. Amounts transferred from the Fixed Amount to the Loan Account may be subject to a market value adjustment.

LOAN INTEREST

The Company charges 6.5% interest on Contract loans. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time, but never less than 3.0%. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value or Fixed Account (as described above for the loan itself) to the Loan Account. This transfer increases the Loan Amount.

Specific loan terms are disclosed at the time of loan application or issuance.

Any Loan Amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid.

                              PRINCIPAL UNDERWRITER

CUNA Brokerage Services, Inc., ("CUNA Brokerage"), an affiliate of CUNA Mutual, is the principal underwriter of the variable annuity contracts described herein. The offering of the contract is continuous. CUNA Mutual does not anticipate discontinuing the offering of the Contract, but does reserve the right to do so.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

MONEY MARKET SUBACCOUNT YIELDS

From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Ultra Series Fund's Money Market Fund or on that Fund's portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation), and exclusive of income other than investment income at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period. Then dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects: 1) net income from the Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account.

The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual Contract fee; 2) the mortality and expense risk charge; and (3) the asset-based administration charge.

For purposes of calculating current yields for a Contract, an average per unit Contract fee is used based on the $30 annual Contract fee deducted at the end of each Contract Year. Current Yield is calculated according to the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

         NCS      =        the net change in the value of the Money Market
                           Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation), and exclusive of income other than investment income for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES       =        per unit expenses attributable to the hypothetical
                           account for the seven-day period.

         UV       =        the unit value for the first day of the seven-day
                           period.

         Effective yield  =  (1 + ((NCS-ES)/UV))(365/7) -  1

Where:

         NCS      =        the net change in the value of the Money Market Fund
                           (exclusive of realized gains or losses on the sale of
                            securities and unrealized appreciation and
                           depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1
                           Subaccount unit.

         ES       =        per unit expenses attributable to the hypothetical
                           account for the seven-day period.

         UV       =        the unit value for the first day of the seven-day
                           period.

Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and the Money Market Fund's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain purchase payments during the seven years subsequent to each payment being made. A surrender charge will not be imposed upon surrender or partial withdrawal in any Contract Year on an amount equal to 10% of the aggregate purchase payments subject to the surrender charge as of the time of the first withdrawal or surrender in that Contract Year.

OTHER SUBACCOUNT YIELDS

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by:

         1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by

         2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by

         3) compounding that yield for a six-month period; and by

         4) multiplying that result by 2.

Expenses attributable to the Subaccount include the annual contract fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes a contract fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average contract fee based on the average Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

Yield    =        2 X (((NI - ES)/(U X UV) + 1)(6) - 1)

Where:

         NI       =        net income of the portfolio for the 30-day or one-
                           month period attributable to the Subaccount's units.

         ES       =        expenses of the Subaccount for the 30-day or one-
                           month period.

         U        =        the average number of units outstanding.

         UV       =        the unit value at the close (highest) of the last day
                           in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.

The yield on the amounts held in the Subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and that Fund's operating expenses.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain purchase payments during the seven years subsequent to each payment being made. A surrender charge will not be imposed upon surrender or partial withdrawal in any Contract Year on an amount equal to 10% of the aggregate purchase payments subject to the surrender charge as of the time of the first withdrawal or surrender in that Contract Year.

AVERAGE ANNUAL TOTAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the annual Contract fee. The calculation assumes that the Contract fee is $30 per year per Contract deducted at the end of each Contract year. For purposes of calculating average annual total return, an average per-dollar per-day Contract fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than eight years. The total return is calculated according to the following formula:

         TR       =        ((ERV/P)(1/N)) - 1

Where:

         TR       =        the average annual total return net of Subaccount
                           recurring charges.

         ERV      =        the ending redeemable value (net of any applicable
                           surrender charge) of the hypothetical account at the end of the period.

         P        =        a hypothetical initial payment of $1,000.

         N        =        the number of years in the period.

Such average annual total return information for the Subaccounts is as follows:


                                                     1 Year Period         Period Since Inception
         Subaccount                                  Ended 12/31/02         11/06/00 to 12/31/02
         ----------                                  --------------         --------------------
Money Market                                             -6.43%                   -0.86%
Bond                                                      0.59%                    5.73%
High Income                                              -4.78%                   -0.39%
Balanced                                                -18.85%                  -10.73%
Growth and Income Stock                                 -29.04%                  -20.07%
Capital Appreciation Stock                              -38.77%                  -25.60%
Mid-Cap Stock                                           -25.00%                   -6.27%
Multi-Cap Growth                                        -32.75%                  -35.53%
(formerly known as Emerging Growth)
Global Securities                                       -29.24%                  -18.34%
International Stock                                     -15.74%                  -17.48%


From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Subaccount commenced operations. The Variable Account commenced operations in December 1993.

Performance information for the Subaccounts for periods prior to the inception of the Subaccount is calculated according to the formula shown on the previous page, based on the performance of the Funds and the assumption that the corresponding Subaccounts were in existence for the same periods as those indicated for the Variable Account, with the level of Contract charges that were in effect at the inception of the Subaccounts.

Such average annual total return information for the Subaccounts is as follows:


                                                   For the        For the            For the     For the period
                                                   1-year         5-year             10-Year       from date
                                                   period         period             period       of inception
                                                   ended          ended              ended         of fund to
         Subaccount                               12/31/02       12/31/02           12/31/02        12/31/02
         ----------                               --------       --------           --------        --------
Money Market                                       -6.43%          2.08%              N/A              3.63%
Bond                                                0.59%          4.25%              N/A              6.33%
High Income***                                     -4.78%           N/A               N/A             -0.39%
Balanced                                          -18.85%          1.02%              N/A              7.70%
Growth and Income Stock                           -29.04%         -2.45%              N/A              9.30%
Capital Appreciation Stock*                       -38.77%         -2.59%              N/A              7.21%
Mid-Cap Stock**                                   -25.00%           N/A               N/A              4.10%
Multi-Cap Growth ***                              -32.75%           N/A               N/A            -35.53%
(formerly known as Emerging Growth)
Global Securities***                              -29.24%           N/A               N/A            -18.34%
International Stock***                            -15.74%           N/A               N/A            -17.48%



*    For the period January 3, 1994 through December 31, 2002.



**   For the period May 1, 1999 through December 31, 2002.



***  For the period November 1, 2000 through December 31, 2002.

OTHER TOTAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

Such average annual total return information for the Subaccounts is as follows:


                                           For the 1-year               For the 5-year            For the period
                                            period ended                 period ended            since inception
         Subaccount                          12/31/02                     12/31/02              12/14/93to 12/31/02
         ----------                          --------                     --------              -------------------
Money Market                                  -0.13%                        2.57%                       2.80%
Bond                                           6.89%                        4.70%                       4.40%
High Income***                                 1.52%                         N/A                        1.68%
Balanced                                     -12.55%                        1.53%                       5.42%
Growth and Income Stock                      -22.74%                       -1.86%                       7.16%
Capital Appreciation Stock*                  -32.47%                       -2.00%                       7.21%
Mid-Cap Stock**                              -18.70%                         N/A                        4.97%
Multi-Cap Growth ***                         -26.45%                         N/A                      -32.16%
(formerly known as Emerging Growth)
Global Securities***                         -22.94%                         N/A                      -15.75%
International Stock***                        -9.44%                         N/A                      -14.91%



*    For the period January 3, 1994 through December 31, 2002.



**   For the period May 1, 1999 through December 31, 2002.



***  For the period November 1, 2000 through December 31, 2002.


From time to time, sales literature or advertisements may quote average annual total returns for period prior to the date the Variable Account or any Subaccount commenced operations. The Money Market, Bond, Balanced, and Growth & Income Stock Funds commenced operations in January 1985. The Capital Appreciation Stock Fund commenced operations in January 1994. The Mid-Cap Stock Fund commenced operations in May 1999. The Multi-Cap Growth, High Income, International Stock and Global Securities Funds commenced operations on October 31, 2000.

Performance information for the Subaccounts for periods prior to the inception of the Variable Account is calculated according to the formula shown on the previous page, based on the performance of the Funds and the assumption that the corresponding Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

The chart below does not reflect the surrender charge.

Such average annual total return information for the Subaccounts is as follows:


                                                   For the        For the            For the      For the period
                                                   1-year         5-year             10-Year        from date
                                                   period         period             period        of inception
                                                   ended          ended              ended         of fund to
         Subaccount                               12/31/02       12/31/02           12/31/02        12/31/02
         ----------                               --------       --------           --------        --------
Money Market                                       -0.13%          2.57%              2.61%           3.63%
Bond                                                6.89%          4.70%              4.68%           6.33%
High Income***                                      1.52%           N/A                N/A            1.68%
Balanced                                          -12.55%          1.53%              5.68%           7.70%
Growth and Income Stock                           -22.74%         -1.86%              7.47%           9.30%
Capital Appreciation Stock*                       -32.47%         -2.00%               N/A            7.21%
Mid-Cap Stock**                                   -18.70%           N/A                N/A            4.97%
Multi-Cap Growth ***                              -26.45%           N/A                N/A          -32.16%
 (formerly known as Emerging Growth)
Global Securities***                              -22.94%           N/A                N/A          -15.75%
International Stock***                             -9.44%           N/A                N/A          -14.91%



*    For the period January 3, 1994 through December 31, 2002.



**   For the period May 1, 1999 through December 31, 2002.



***  For the period November 1, 2000 through December 31, 2002.


The Company may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

         CTR      =        (ERV/P) - 1

Where:

         CTR      =        The cumulative total return net of Subaccount
                           recurring charges for the period.

         ERV      =        The ending redeemable value of the hypothetical
                           investment at the end of the period.

         P        =        A hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL CONTRACT FEE ON PERFORMANCE DATA

The Contract provides for a $30 annual Contract fee to be deducted annually at the end of each Contract Year, from the Subaccounts based on the proportion of the Variable Contract Value invested in each such Subaccount. For purposes of reflecting the Contract fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Variable Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                            VARIABLE INCOME PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable income payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE VARIABLE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE INCOME PAYMENTS

The amount of the first variable income payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable income payment as of the Annuity Date, the income payment option selected, and the age and sex (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first income payment under each income payment option for each $1,000 applied at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable income payment derived from a Subaccount is divided by the Income Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Income Units for Income Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable income payment derived from each Subaccount is determined by multiplying the number of Income Units of that Subaccount attributable to that Contract by the value of such Income Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Income Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable income payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of income payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable income payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first income payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first income payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Income Payments" in the Prospectus.)

INCOME UNIT VALUE

The value of an Income Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The Income Unit value for each Subaccount's first

Valuation Period was set at $100. The Income Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

         (1)      is the Accumulation Unit value for the current Valuation
                  Period;

         (2) is the Accumulation Unit value for the immediately preceding Valuation Period;

         (3) is the Income Unit value for the immediately preceding Valuation Period; and

         (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable income payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Income Unit value and the amount of several variable income payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF INCOME UNIT VALUE
1.  Accumulation Unit value for current Valuation Period                                   12.56
2.  Accumulation Unit value for immediately preceding Valuation Period                     12.55
3.  Income Unit value for immediately preceding Valuation Period                          103.41
4.  Factor to compensate for the assumed investment rate of 3.5%                            0.99990575
5.  Income Unit value of current Valuation Period ((1) / (2)) x (3) x (4)                 103.48


ILLUSTRATION OF VARIABLE INCOME PAYMENTS
1.   Number of Accumulation Units at Annuity Date                                       1,000.00
2.   Accumulation Unit value                                                              $18.00
3.   Adjusted Contract Value (1)x(2)                                                  $18,000.00
4.   First monthly income payment per $1,000 of adjusted Contract Value                    $5.63
5.   First monthly income payment (3)x(4) / 1,000                                        $101.34
6.   Income Unit value                                                                    $98.00
7.   Number of Income Units (5)/(6)                                                         1.034
8.   Assume Income Unit value for second month equal to                                   $99.70
9.   Second monthly income payment (7)x(8)                                               $103.09
10.  Assume Income Unit value for third month equal to                                    $95.30
11.  Third monthly income payment (7)x(10)                                                $98.54




















                                OTHER INFORMATION


A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.



                                     EXPERTS



The statements of assets and liabilities of the Variable Account as of December 31, 2002, and the statements of operations and changes in net assets for each of the three years in the period then ended, and of the Company as of December 31, 2002 and 2001 and for each of the three years in the period then ended, included herein and elsewhere in the Registration Statement have been included in reliance on the reports of PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, independent accountants, and upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


The audited financial statements included in this SAI, which is a part of the Registration Statement, as well as the Reports of Independent Accountants, should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                      STATEMENTS OF ASSETS AND LIABILITIES


                                December 31, 2002



                                                          MONEY                          HIGH                       GROWTH AND
                                                          MARKET         BOND           INCOME        BALANCED     INCOME STOCK
               ASSETS:                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                        ----------     ----------     ----------     ----------     ----------
INVESTMENTS IN ULTRA SERIES FUND:
   (note 2)

Money Market Fund,
   45,028,342 shares at net asset value of
   $1.00 per share (cost $45,028,342)                  $ 45,028,342   $         --   $         --   $         --   $         --

Bond Fund,
   10,112,483 shares at net asset value of
   $10.59 per share (cost $105,976,998)                          --    107,120,480             --             --             --

High Income Fund,
   1,659,736 shares at net asset value of
   $9.04 per share (cost $15,903,835)                            --             --     15,012,216             --             --

Balanced Fund,
   6,705,421 shares at net asset value of
   $15.85 per share (cost $122,118,377)                          --             --                   106,262,262             --

Growth and Income Stock Fund,
   3,062,029 shares at net asset value of
   $22.20 per share (cost $86,147,464)                           --             --             --                    67,962,677
                                                       ------------   ------------   ------------   ------------   ------------
     Total assets                                        45,028,342    107,120,480     15,012,216    106,262,262     67,962,677
                                                       ------------   ------------   ------------   ------------   ------------
LIABILITIES:

Accrued adverse mortality and
   expense charges                                           44,824        103,805         14,716        106,001         68,539
                                                       ------------   ------------   ------------   ------------   ------------
     Total liabilities                                       44,824        103,805         14,716        106,001         68,539
                                                       ------------   ------------   ------------   ------------   ------------
     Net assets                                        $ 44,983,518   $107,016,675   $ 14,997,500   $106,156,261   $ 67,894,138
                                                       ============   ============   ============   ============   ============
CONTRACT OWNERS' EQUITY:

Contracts in accumulation period
    (note 5)                                           $ 44,967,918   $106,929,500   $ 14,978,445   $105,892,728   $ 67,839,761

Contracts in annuity period
    (note 2 and note 5)                                      15,600         87,175         19,055        263,533         54,377
                                                       ------------   ------------   ------------   ------------   ------------
     Total contract owners' equity                     $ 44,983,518   $107,016,675   $ 14,997,500   $106,156,261   $ 67,894,138
                                                       ============   ============   ============   ============   ============
     Total units outstanding
       (note 5 and note 6)                                4,346,000      9,034,340      1,434,029     12,695,597     10,166,902
                                                       ============   ============   ============   ============   ============
     Net asset value per unit                          $      10.35   $      11.85   $      10.46   $       8.36   $       6.68
                                                       ============   ============   ============   ============   ============


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED


                                December 31, 2002



                                                          CAPITAL                        MULTI-CAP
                                                       APPRECIATION        MID-CAP        GROWTH        GLOBAL     INTERNATIONAL
                                                           STOCK            STOCK         STOCK       SECURITIES      STOCK
               ASSETS:                                  SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                        ----------        ----------    ----------    ----------    ----------
INVESTMENTS IN ULTRA SERIES FUND:
   (note 2)

Capital Appreciation Stock Fund,
   3,261,562 shares at net asset value of
   $14.15 per share (cost $65,577,084)                 $46,161,152       $        --   $        --   $        --   $        --

Mid-Cap Stock Fund,
   3,031,459 shares at net asset value of
   $11.22 per share (cost $40,603,442)                                    34,026,384            --            --            --

Multi-Cap Growth Stock Fund,
   2,403,224 shares at net asset value of
   $4.67 per share (cost $14,294,807)                           --                      11,217,282            --            --

Global Securities Fund,
   442,530 shares at net asset value of
   $6.94 per share (cost $3,807,439)                            --                --            --     3,069,607            --

International Stock Fund,
   741,762 shares at net asset value of
   $7.19 per share (cost $6,012,763)                            --                --            --            --     5,334,446
                                                       -----------       -----------   -----------   -----------   -----------
     Total assets                                       46,161,152        34,026,384    11,217,282     3,069,607     5,334,446
                                                       -----------       -----------   -----------   -----------   -----------
LIABILITIES

Accrued adverse mortality and
   expense charges                                          46,608            34,307        10,917         3,059         5,220
                                                       -----------       -----------   -----------   -----------   -----------
     Total liabilities                                      46,608            34,307        10,917         3,059         5,220
                                                       -----------       -----------   -----------   -----------   -----------
     Net assets                                        $46,114,544       $33,992,077   $11,206,365   $ 3,066,548   $ 5,329,226
                                                       ===========       ===========   ===========   ===========   ===========
CONTRACT OWNERS' EQUITY:

Contracts in accumulation period
    (note 5)                                           $46,085,033       $33,964,053   $11,193,706   $ 3,057,809   $ 5,327,307

Contracts in annuity period
    (note 2 and note 5)                                     29,511            28,024        12,659         8,739         1,919
                                                       -----------       -----------   -----------   -----------   -----------
     Total contract owners' equity                     $46,114,544       $33,992,077   $11,206,365   $ 3,066,548   $ 5,329,226
                                                       ===========       ===========   ===========   ===========   ===========
     Total units outstanding
       (note 5 and note 6)                               8,047,228         3,712,264     2,557,122       439,449       747,757
                                                       ===========       ===========   ===========   ===========   ===========
     Net asset value per unit                          $      5.73       $      9.16   $      4.38   $      6.98   $      7.13
                                                       ===========       ===========   ===========   ===========   ===========


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                            STATEMENTS OF OPERATIONS


                      For the Year Ended December 31, 2002



                                                          MONEY                          HIGH                         GROWTH AND
                                                          MARKET         BOND           INCOME         BALANCED      INCOME STOCK
                                                        SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                        ----------    ----------      ----------      ----------      ----------
 INVESTMENT INCOME (LOSS):
 Dividend income                                       $    622,614   $  4,118,590   $    946,610    $  3,297,709    $  1,003,660
  Adverse mortality and expense charges
   (note 3)                                                (484,350)      (779,275)      (128,802)     (1,051,016)       (704,433)
                                                       ------------   ------------   ------------   -------------   -------------
  Net investment income (loss)                              138,264      3,339,315        817,808       2,246,693         299,227
                                                       ------------   ------------   ------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                           --             --             --           1,732              --
   Proceeds from sale of securities                      55,368,631      3,356,911        756,381       4,151,016       2,848,341
   Cost of securities sold                              (55,368,631)    (3,323,196)      (792,887)     (4,775,071)     (3,574,150)
                                                       ------------   ------------   ------------   -------------   -------------
   Net realized gain (loss) on security
    transactions                                                 --         33,715        (36,506)       (622,323)       (725,809)
  Net change in unrealized appreciation
   or depreciation on investments                                --      1,676,428       (493,976)    (13,496,593)    (15,954,953)
                                                       ------------   ------------   ------------   -------------   -------------
   Net gain (loss) on investments                                --      1,710,143       (530,482)    (14,118,916)    (16,680,762)
                                                       ------------   ------------   ------------   -------------   -------------
Net increase (decrease) in net assets
  resulting from operations                            $    138,264   $  5,049,458   $    287,326   ($ 11,872,223)  ($ 16,381,535)
                                                       ============   ============   ============   =============   =============



                                                   CAPITAL                             MULTI-CAP
                                                 APPRECIATION         MID-CAP           GROWTH           GLOBAL       INTERNATIONAL
                                                   STOCK               STOCK            STOCK          SECURITIES         STOCK
                                                 SUBACCOUNT          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                 ----------          ----------       ----------       ----------       ----------
  INVESTMENT INCOME (LOSS):
  Dividend income                               $    122,971        $    182,314     $        892     $     14,371     $     48,473
  Adverse mortality and expense charges
   (note 3)                                         (480,179)           (341,758)        (104,232)         (34,069)         (50,031)
                                               -------------       -------------    -------------    -------------    -------------
  Net investment income (loss)                      (357,208)           (159,444)        (103,340)         (19,698)          (1,558)
                                               -------------       -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                14,551             575,856               --               --               --
   Proceeds from sale of securities                1,560,866           1,039,019          750,300          350,301          276,636
   Cost of securities sold                        (2,218,460)         (1,183,463)        (999,207)        (416,167)        (304,196)
                                               -------------       -------------    -------------    -------------    -------------
   Net realized gain (loss) on security
    transactions                                    (643,043)            431,412         (248,907)         (65,866)         (27,560)
  Net change in unrealized appreciation
   or depreciation on investments                (15,342,776)         (7,109,098)      (2,254,233)        (707,114)        (400,213)
                                               -------------       -------------    ------------     ------------     ------------
   Net gain (loss) on investments                (15,985,819)         (6,677,686)      (2,503,140)        (772,980)        (427,773)
                                               -------------       ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
  resulting from operations                    ($ 16,343,027)      ($  6,837,130)   ($  2,606,480)   ($    792,678)   ($    429,331)
                                               =============       =============    =============    =============    =============


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                       STATEMENTS OF CHANGES IN NET ASSETS


                 For the Years Ended December 31, 2002 and 2001



                                                              MONEY MARKET SUBACCOUNT                      BOND SUBACCOUNT
                                                               2002             2001                    2002             2001
                                                               ----             ----                    ----             ----
  OPERATIONS:
  Net investment income (loss)                            $     138,264    $     227,069           $   3,339,315    $   1,041,362
  Net realized gain (loss) on
   security transactions                                             --               --                  33,715            5,251
  Net change in unrealized appreciation
   or depreciation on investments                                    --               --               1,676,428         (525,937)
                                                          -------------    -------------           -------------    -------------
    Change in net assets from operations                        138,264          227,069               5,049,458          520,676
                                                          -------------    -------------           -------------    -------------

CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                               91,498,649       43,066,438             116,027,098       37,219,322
  Cost of units repurchased                                 (75,182,410)     (15,230,239)            (46,821,742)      (5,578,348)
  Actuarial adjustments for mortality
   experience on annuities in payment period                     (9,278)              --                 (23,175)               7
  Annuity benefit payments                                       (1,017)              --                  (2,155)            (236)
                                                          -------------    -------------           -------------    -------------
   Change in net assets from capital
    unit transactions                                        16,305,944       27,836,199              69,180,026       31,640,745
                                                          -------------    -------------           -------------    -------------
Increase (decrease) in net assets                            16,444,208       28,063,268              74,229,484       32,161,421

NET ASSETS:
  Beginning of period                                        28,539,310          476,042              32,787,191          625,770
                                                          -------------    -------------           -------------    -------------
  End of period                                           $  44,983,518    $  28,539,310           $ 107,016,675    $  32,787,191
                                                          =============    =============           =============    =============



                                                           HIGH INCOME STOCK SUBACCOUNT                  BALANCED SUBACCOUNT
                                                               2002             2001                    2002             2001
                                                               ----             ----                    ----             ----
  OPERATIONS:
  Net investment income (loss)                            $     817,808    $     385,175           $   2,246,693    $   1,066,984
  Net realized gain (loss) on
   security transactions                                        (36,506)         (10,266)               (622,323)       1,261,373
  Net change in unrealized appreciation
   or depreciation on investments                              (493,976)        (397,486)            (13,496,593)      (2,357,652)
                                                          -------------    -------------           -------------    -------------
    Change in net assets from operations                        287,326          (22,577)            (11,872,223)         (29,295)
                                                          -------------    -------------           -------------    -------------

CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                               16,330,259        8,612,860             108,442,290       72,445,293
  Cost of units repurchased                                  (8,756,507)      (1,818,753)            (55,911,910)      (9,586,999)
  Actuarial adjustments for mortality
   experience on annuities in payment period                     (9,483)               4                  (3,910)              99
  Annuity benefit payments                                       (1,203)            (136)                (13,481)          (2,718)
                                                          -------------    -------------           -------------    -------------
   Change in net assets from capital
    unit transactions                                         7,563,066        6,793,975              52,512,989       62,855,675
                                                          -------------    -------------           -------------    -------------
Increase (decrease) in net assets                             7,850,392        6,771,398              40,640,766       62,826,380

NET ASSETS:
  Beginning of period                                         7,147,108          375,710              65,515,495        2,689,115
                                                          -------------    -------------           -------------    -------------
  End of period                                           $  14,997,500    $   7,147,108           $ 106,156,261    $  65,515,495
                                                          =============    =============           =============    =============


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED


                 For the Years Ended December 31, 2002 and 2001



                                                          GROWTH AND INCOME STOCK SUBACCOUNT   CAPITAL APPRECIATION STOCK SUBACCOUNT
                                                                2002            2001                  2002            2001
                                                                 ----            ----                  ----            ----
OPERATIONS:
  Net investment income (loss)                               $    299,227    $    120,376          ($   357,208)   ($   182,556)
  Net realized gain (loss) on
   security transactions                                         (725,809)        544,996              (643,043)      3,031,144
  Net change in unrealized appreciation
   or depreciation on investments                             (15,954,953)     (2,256,872)          (15,342,776)     (4,087,834)
                                                             ------------    ------------          ------------    ------------
    Change in net assets from operations (16,381,535)          (1,591,500)    (16,343,027)           (1,239,246)
                                                             ------------    ------------          ------------    ------------

CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                                 80,050,246      55,745,938            57,995,724      41,214,583
  Cost of units repurchased                                   (43,323,654)     (9,968,808)          (31,109,313)     (6,659,910)
  Actuarial adjustments for mortality
   experience on annuities in payment period                         (413)            156                  (495)             95
  Annuity benefit payments                                        (16,162)         (1,832)              (12,708)         (1,299)
                                                             ------------    ------------          ------------    ------------
   Change in net assets from capital
    unit transactions                                          36,710,017      45,775,454            26,873,208      34,553,469
                                                             ------------    ------------          ------------    ------------
Increase (decrease) in net assets                              20,328,482      44,183,954            10,530,181      33,314,223

NET ASSETS:
  Beginning of period                                          47,565,656       3,381,702            35,584,363       2,270,140
                                                             ------------    ------------          ------------    ------------
  End of period                                              $ 67,894,138    $ 47,565,656          $ 46,114,544    $ 35,584,363
                                                             ============    ============          ============    ============



                                                               MID-CAPSTOCK SUBACCOUNT          MULTI-CAP GROWTH STOCK SUBACCOUNT
                                                                 2002            2001                  2002            2001
                                                                 ----            ----                  ----            ----
OPERATIONS:
  Net investment income (loss)                              ($    159,444)   $     25,717         ($    103,340)   ($    47,558)
  Net realized gain (loss) on
   security transactions                                          431,412         773,648              (248,907)        (57,810)
  Net change in unrealized appreciation
   or depreciation on investments                              (7,109,098)        482,505            (2,254,233)       (820,304)
                                                            -------------    ------------         -------------    ------------
    Change in net assets from operations                       (6,837,130)      1,281,870            (2,606,480)       (925,672)
                                                            -------------    ------------         -------------    ------------

CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                                 40,072,440      21,833,553            12,403,472       9,600,137
  Cost of units repurchased                                   (19,823,921)     (3,767,828)           (6,252,250)     (1,852,572)
  Actuarial adjustments for mortality
   experience on annuities in payment period                         (746)             35                  (378)             20
  Annuity benefit payments                                        (14,770)           (629)               (7,752)           (353)
                                                            -------------    ------------         -------------    ------------
   Change in net assets from capital
    unit transactions                                          20,233,003      18,065,131             6,143,092       7,747,232
                                                            -------------    ------------         -------------    ------------
Increase (decrease) in net assets                              13,395,873      19,347,001             3,536,612       6,821,560

NET ASSETS:
  Beginning of period                                          20,596,204       1,249,203             7,669,753         848,193
                                                            -------------    ------------         -------------    ------------
  End of period                                              $ 33,992,077    $ 20,596,204          $ 11,206,365    $  7,669,753
                                                            =============    ============         =============    ============


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED


                 For the Years Ended December 31, 2002 and 2001



                                                             GLOBAL SECURITIES SUBACCOUNT        INTERNATIONAL STOCK SUBACCOUNT
                                                                2002              2001               2002              2001
                                                                ----              ----               ----              ----
OPERATIONS
  Net investment income (loss)                              ($    19,698)    ($    10,598)       ($     1,558)    ($    19,237)
  Net realized gain (loss) on
   security transactions                                         (65,866)          (5,642)            (27,560)          (8,175)
  Net change in unrealized appreciation
   or depreciation on investments                               (707,114)         (33,928)           (400,213)        (283,223)
                                                            ------------     ------------        ------------     ------------
    Change in net assets from operations                        (792,678)         (50,168)           (429,331)        (310,635)
                                                            ------------     ------------        ------------     ------------

CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                                 4,333,952        2,925,388           6,750,834        3,993,506
  Cost of units repurchased                                   (3,001,204)        (480,484)         (4,068,216)        (945,822)
  Actuarial adjustments for mortality
   experience on annuities in payment period                          60               --                (304)              22
  Annuity benefit payments                                          (846)             (60)             (5,185)            (307)
                                                             -----------     ------------        ------------     ------------
   Change in net assets from capital
    unit transactions                                          1,331,962        2,444,844           2,677,129        3,047,399
                                                             -----------     ------------        ------------     ------------
Increase (decrease) in net assets                                539,284        2,394,676           2,247,798        2,736,764

NET ASSETS:
  Beginning of period                                          2,527,264          132,588           3,081,428          344,664
                                                             -----------     ------------        ------------     ------------
  End of period                                              $ 3,066,548      $ 2,527,264         $ 5,329,226      $ 3,081,428
                                                             ===========     ============        ============     ============


See accompanying notes to financial statements.

                   CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
        MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                         NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

    The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

    Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2) SIGNIFICANT ACCOUNTING POLICIES

    Investments

    The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares) or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.


    The Variable Account invests in shares of Ultra Series Fund, a management investment company of the series type. It is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or their funds by the SEC.


    Ultra Series Fund currently has ten funds available as investment options under the Contracts. It may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

    MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

    The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

    Federal Income Taxes





    The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.


    Annuity Reserves

    Annuity reserves are computed for contracts in the payout stage according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

    Use of Estimates


    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3) FEES AND CHARGES

    Contract Charges

    SURRENDER CHARGE/CONTINGENT DEFERRED SALES CHARGE (MEMBERS VARIABLE ANNUITY II ONLY). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

    For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

    Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

    ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

    ANNUAL RIDER CHARGES. The Company deducts a charge on each contract anniversary for each of two optional death benefit riders. The charge is 0.15% of the average monthly contract value for the prior contract year.

    TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

    PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or
    (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

    Variable Account Charges

    MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15%.

(4)      INVESTMENT TRANSACTIONS


    The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2002, was as follows:



Money Market Fund............................................  $71,830,305
Bond Fund....................................................   75,950,038
High Income Fund.............................................    9,145,363
Balanced Fund................................................   58,959,059
Growth and Income Stock Fund.................................   39,882,438
Capital Appreciation Stock Fund..............................   28,105,501
Mid-Cap Stock Fund...........................................   21,703,953
Multi-Cap Growth Stock Fund..................................    6,793,975
Global Securities Fund.......................................    1,663,272
International Stock Fund.....................................    2,954,554

(5)      ACCUMULATION UNIT ACTIVITY FROM CONTRACT TRANSACTIONS


    Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 2002 and 2001 were as follows:



                                                     MONEY                            HIGH                       GROWTH AND
                                                    MARKET           BOND            INCOME        BALANCED     INCOME STOCK
                                                  SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                  ----------      ----------       ----------     ----------     ----------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:
Outstanding at December 31, 2000                     47,304           60,710          37,438        270,714         346,580
Sold                                              4,203,163        3,416,325         837,511      7,642,300       6,351,494
Repurchased                                      (1,484,189)        (507,283)       (178,898)    (1,034,848)     (1,179,449)
                                                 ----------       ----------       ---------     ----------      ----------
Outstanding at December 31, 2001                  2,766,278        2,969,752         696,051      6,878,166       5,518,625
Sold                                              8,854,540       10,158,882       1,598,640     12,292,410      10,577,378
Repurchased                                      (7,276,325)      (4,101,650)       (862,484)    (6,506,502)     (5,937,241)
                                                 ----------       ----------       ---------     ----------      ----------
Outstanding at December 31, 2002                  4,344,493        9,026,984       1,432,207     12,664,074      10,158,762
                                                 ----------       ----------       ---------     ----------      ----------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2000                         --               --              --             --              --
Sold                                                     --              450             275          5,103           5,026
Repurchased                                              --              (22)            (14)          (297)           (220)
                                                 ----------       ----------       ---------     ----------      ----------
Outstanding at December 31, 2001                         --              428             261          4,806           4,806
Sold                                                  2,504            9,113           2,596         28,829           5,734
Repurchased                                            (997)          (2,185)         (1,035)        (2,112)         (2,400)
                                                 ----------       ----------       ---------     ----------      ----------
Outstanding at December 31, 2002                      1,507            7,356           1,822         31,523           8,140
                                                 ----------       ----------       ---------     ----------      ----------

Total units outstanding December 31, 2002         4,346,000        9,034,340       1,434,029     12,695,597      10,166,902
                                                 ==========       ==========       =========     ==========      ==========



                                                    CAPITAL                         MULTI-CAP
                                                 APPRECIATION       MID-CAP          GROWTH         GLOBAL      INTERNATIONAL
                                                     STOCK           STOCK            STOCK       SECURITIES        STOCK
                                                  SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                  ----------      ----------       ----------     ----------     ----------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:
Outstanding at December 31, 2000                    241,242          122,396          97,734         13,024          35,456
Sold                                              4,782,979        2,077,912       1,506,849        321,843         476,238
Repurchased                                        (819,448)        (366,889)       (312,826)       (54,917)       (119,443)
                                                 ----------       ----------      ----------      ---------       ---------
Outstanding at December 31, 2001                  4,204,773        1,833,419       1,291,757        279,950         392,251
Sold                                              8,777,305        3,881,858       2,602,762        542,533         898,202
Repurchased                                      (4,940,000)      (2,006,072)     (1,340,287)      (384,286)       (542,965)
                                                 ----------       ----------      ----------      ---------       ---------
Outstanding at December 31, 2002                  8,042,078        3,709,205       2,554,232        438,197         747,488
                                                 ----------       ----------      ----------      ---------       ---------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2000                         --               --              --             --              --
Sold                                                  5,175            3,024           2,037            107           1,071
Repurchased                                            (161)             (63)            (61)            (7)            (38)
                                                 ----------       ----------      ----------      ---------       ---------
Outstanding at December 31, 2001                      5,014            2,961           1,976            100           1,033
Sold                                                  2,391            1,730           2,789          1,258               5
Repurchased                                          (2,255)          (1,632)         (1,875)          (106)           (769)
                                                 ----------       ----------      ----------      ---------       ---------
Outstanding at December 31, 2002                      5,150            3,059           2,890          1,252             269
                                                 ----------       ----------      ----------      ---------       ---------

Total units outstanding December 31, 2002         8,047,228        3,712,264       2,557,122        439,449         747,757
                                                 ==========       ==========      ==========      =========       =========

(6)      CONDENSED FINANCIAL INFORMATION

    The table below gives per unit information about the financial history of each subaccount for each period.


                                         MONEY MARKET                BOND                 HIGH INCOME               BALANCED
                                          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT            STOCK SUBACCOUNT
                                          ----------              ----------              ----------            ----------------
                                        2002       2001         2002       2001         2002       2001         2002       2001
                                        ----       ----         ----       ----         ----       ----         ----       ----
UNIT VALUE:
  Beginning of period                 $ 10.32    $ 10.06     $  11.04    $ 10.31      $ 10.26    $ 10.04     $   9.52    $  9.93

  End of period                         10.35      10.32        11.85      11.04        10.46      10.26         8.36       9.52

NET ASSETS AT END OF PERIOD (000s)     44,984     28,539      107,017     32,787       14,998      7,147      106,156     65,515

UNITS OUTSTANDING AT END OF
  PERIOD (000s)                         4,346      2,766        9,034      2,970        1,434        696       12,696      6,883

TOTAL RETURN(1)                          0.29%      2.58%        7.34%      7.08%        1.95%      2.19%      (12.18%)    (4.13%)

INVESTMENT INCOME RATIO(2)               1.48%      2.88%        6.08%      9.11%        8.45%     12.02%        3.61%      4.54%

EXPENSE RATIO(3)                         1.15%      1.15%        1.15%      1.15%        1.15%      1.15%        1.15%      1.15%



                                       GROWTH AND INCOME     CAPITAL APPRECIATION           MID-CAP            MULTI-CAP GROWTH
                                       STOCK SUBACCOUNT        STOCK SUBACCOUNT        STOCK SUBACCOUNT        STOCK SUBACCOUNT
                                       ----------------        ----------------        ----------------        ----------------
                                        2002       2001         2002       2001         2002       2001         2002       2001
                                        ----       ----         ----       ----         ----       ----         ----       ----
UNIT VALUE:
  Beginning of period                 $  8.61    $  9.76      $  8.45    $  9.41      $ 11.22    $ 10.21      $  5.93    $  8.68

  End of period                          6.68       8.61         5.73       8.45         9.16      11.22         4.38       5.93

NET ASSETS AT END OF PERIOD (000s)     67,894     47,566       46,115     35,584       33,992     20,596       11,206      7,670

UNITS OUTSTANDING AT END OF
  PERIOD (000s)                        10,167      5,523        8,047      4,210        3,712      1,836        2,557      1,294

TOTAL RETURN(1)                        (22.42%)   (11.78%)     (32.19%)   (10.20%)     (18.36%)     9.89%      (26.14%)   (31.68%)

INVESTMENT INCOME RATIO(2)               1.64%      1.63%        0.29%      0.13%        0.61%      1.40%        0.01%      0.00%

EXPENSE RATIO(3)                         1.15%      1.15%        1.15%      1.15%        1.15%      1.15%        1.15%      1.15%



                                       GLOBAL SECURITIES         INTERNATIONAL
                                          SUBACCOUNT            STOCK SUBACCOUNT
                                          ----------            ----------------
                                        2002       2001         2002       2001
                                        ----       ----         ----       ----
UNIT VALUE:
  Beginning of period                 $  9.02    $ 10.18       $ 7.84    $  9.72

  End of period                          6.98       9.02         7.13       7.84

NET ASSETS AT END OF PERIOD (000s)      3,067      2,527        5,329      3,081

UNITS OUTSTANDING AT END OF
  PERIOD (000s)                           439        280          748        393

TOTAL RETURN(1)                        (22.62%)   (11.39%)      (9.06%)   (19.34%)

INVESTMENT INCOME RATIO(2)               0.49%      0.35%        1.11%      0.04%

EXPENSE RATIO(3)                         1.15%      1.15%        1.15%      1.15%











(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of CUNA Mutual Life Variable Annuity Account (comprising, respectively, the Money Market, Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock (formerly known as Emerging Growth), Global Securities and International Stock Subaccounts for MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity) as of December 31, 2002, the results of each of their operations and the changes in each of their net assets for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2002 with Ultra Series Fund, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP



Milwaukee, Wisconsin
February 7, 2003

CUNA MUTUAL LIFE INSURANCE
COMPANY AND SUBSIDIARIES
REPORT ON AUDITS OF CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                        REPORT OF INDEPENDENT ACCOUNTANTS


The Board of Directors
CUNA Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, changes in policyholders' surplus and cash flows present fairly, in all material respects, the financial position of CUNA Mutual Life Insurance Company and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
April 11, 2003

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2002 and 2001
(000s omitted)
================================================================================


                                      ASSETS                       2002         2001
=======================================================================================
Debt securities available for sale at fair value                $2,231,030   $1,770,598
Equity securities available for sale at fair value                  78,770       98,623
Investment in unconsolidated affiliate                              12,342       11,072
Mortgage loans                                                     275,971      306,902
Real estate                                                         42,961       44,397
Policy loans                                                       100,022      101,275
Short-term investments                                             186,058       92,760
Other invested assets                                               17,974       22,450
Cash and cash equivalents                                           62,286       44,427
---------------------------------------------------------------------------------------

Total cash and investments                                       3,007,414    2,492,504

Accrued investment income                                           30,874       26,179
Reinsurance recoverable                                            561,844      444,543
Deferred policy acquisition costs                                  215,994      218,067
Income taxes receivable                                              1,442            -
Office properties, equipment and computer software                  17,141       14,858
Separate account assets                                          2,765,637    2,906,402
Other assets and receivables                                        27,505       24,695
---------------------------------------------------------------------------------------

Total assets                                                    $6,627,851   $6,127,248
=======================================================================================

                       LIABILITIES AND POLICYHOLDERS' SURPLUS
---------------------------------------------------------------------------------------

Insurance reserves - life and health                            $  670,094   $  647,244
Policyholder account balances                                    2,423,734    1,977,015
Unearned premiums                                                   30,455       36,738
Dividends payable to policyholders                                  13,612       13,395
Income taxes payable                                                     -       19,683
Deferred tax liability                                              25,270        4,286
Accrued postretirement benefit liability                            26,609       23,122
Accrued pension liability                                           11,084        7,830
Separate account liabilities                                     2,765,637    2,906,402
Accounts payable and other liabilities                             272,480      131,498
---------------------------------------------------------------------------------------

Total liabilities                                                6,238,975    5,767,213
---------------------------------------------------------------------------------------

Accumulated other comprehensive income                              47,413       13,978
Retained earnings                                                  341,463      346,057
---------------------------------------------------------------------------------------

Total policyholders' surplus                                       388,876      360,035
---------------------------------------------------------------------------------------

Total liabilities and policyholders' surplus                    $6,627,851   $6,127,248
=======================================================================================





  See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Income
Years Ended December 31, 2002, 2001 and 2000
(000s omitted)
================================================================================


                                                                   2002         2001         2000
===================================================================================================
Revenues:
  Life and health premiums                                       $ 139,381    $ 126,529   $ 114,793
  Net investment income                                            145,337      148,490     145,928
  Net realized investment gains (losses)                           (29,545)       9,553     (14,858)
  Contract charges                                                  73,926       86,205      65,996
  Other income                                                       8,292        7,668       9,179
---------------------------------------------------------------------------------------------------

Total revenues                                                     337,391      378,445     321,038
---------------------------------------------------------------------------------------------------

Benefits and expenses:
  Life and health insurance claims and benefits                    113,424      120,719     106,236
  Interest credited to policyholder account balances                79,026       68,792      67,691
  Policyholder dividends                                            26,820       26,223      25,458
  Operating and other expenses                                     108,322       92,861      76,320
  Policy acquisition costs incurred                                 35,669       38,710      25,926
---------------------------------------------------------------------------------------------------

Total benefits and expenses                                        363,261      347,305     301,631
---------------------------------------------------------------------------------------------------

Income (loss) before income taxes and equity in net income
  of unconsolidated affiliate                                      (25,870)      31,140      19,407

Income tax expense (benefit)                                       (20,454)       7,522       7,931
---------------------------------------------------------------------------------------------------

Income (loss) before equity in net income of unconsolidated
  affiliate                                                         (5,416)      23,618      11,476

Equity in net income of unconsolidated affiliate, net of tax           822        1,476       1,947
---------------------------------------------------------------------------------------------------

Net income (loss)                                                $  (4,594)   $  25,094   $  13,423
===================================================================================================



See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income
Years Ended December 31, 2002, 2001 and 2000
(000s omitted)
================================================================================


                                                                                  2002        2001        2000
================================================================================================================
Net income (loss)                                                               $ (4,594)   $ 25,094    $ 13,423
----------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss), net of tax:
  Unrealized gains on investment securities:
    Unrealized holding gains arising during period, net of                        14,719       6,794      11,118
      income tax expense of $7,926, $3,658 and $5,987,
      respectively
    Less:  reclassification adjustment for (gains) losses                         18,716      (8,854)      8,457
      included in net income, net of income tax expense
      (benefit) of $(10,078), $4,768 and $(4,554),
      respectively
----------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss)                                                 33,435      (2,060)     19,575
----------------------------------------------------------------------------------------------------------------

Comprehensive income                                                            $ 28,841    $ 23,034    $ 32,998
================================================================================================================




See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Policyholders' Surplus
Years Ended December 31, 2002, 2001 and 2000
(000s omitted)
================================================================================


                                                                Accumulated
                                                                   Other                                   Total
                                                               Comprehensive          Retained         Policyholders'
                                                               Income (Loss)          Earnings            Surplus
=====================================================================================================================
Balance, December 31, 1999                                      $  (3,537)           $ 307,540            $ 304,003

Net income                                                              -               13,423               13,423
Unrealized gain on investment
  securities, net of tax                                           19,575                    -               19,575
-------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2000                                         16,038              320,963              337,001

Net income                                                              -               25,094               25,094
Unrealized loss on investment
  securities, net of tax                                           (2,060)                   -               (2,060)
-------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                         13,978              346,057              360,035

Net loss                                                                -               (4,594)              (4,594)
Unrealized gain on investment
  securities, net of tax                                           33,435                    -               33,435
-------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                      $  47,413            $ 341,463            $ 388,876
===================================================================================================================



See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flow
Years Ended December 31, 2002, 2001 and 2000
(000s omitted)
================================================================================


                                                                               2002          2001        2000
================================================================================================================

Cash flows from operating activities:
  Net income (loss)                                                          $  (4,594)   $  25,094    $  13,423
    Adjustments to reconcile net income to net cash provided
      by operating activities:
      Amortization of deferred policy acquisition costs                         35,669       38,710       25,926
      Policy acquisition costs deferred                                        (46,369)     (38,637)     (45,698)
      Depreciation of fixed assets                                               5,818        6,683        6,631
      Deferred income tax expense                                                3,045        2,076        4,185
      Net realized investment (gains) losses                                    29,545       (9,553)      14,858
      Policyholder assessments on investment-type contracts                    (21,815)     (21,407)     (22,173)
      Interest credited to policyholder account balances                        79,026       68,792       67,691
      Amortization of bond premium and discount                                  1,284       (2,751)      (2,426)
      Other investment income                                                      484            -            -
      Equity in net income of unconsolidated affiliate                            (822)      (1,476)      (1,947)
    Changes in other assets and liabilities:
      Accrued investment income                                                 (4,695)        (642)       1,143
      Other assets and receivables                                             (10,558)       2,546       (1,058)
      Insurance reserves                                                        22,850       31,134       27,970
      Unearned premiums                                                         (1,437)     (13,046)         695
      Accrued income taxes                                                     (21,125)        (868)       1,770
      Other liabilities                                                        145,130        1,928        8,454
      Other non-cash charges                                                         -            -       (3,447)
----------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                      211,436       88,583       95,997
----------------------------------------------------------------------------------------------------------------

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flow, continued
Years Ended December 31, 2002, 2001 and 2000
(000s omitted)
================================================================================


                                                                         2002          2001            2000
==============================================================================================================
                                                                     >
Cash flows from investing activities:
  Purchase of investments:
    Debt securities                                                  $(1,350,286)   $  (985,419)   $  (883,013)
    Equity securities                                                    (24,622)       (39,828)       (74,540)
    Mortgage loans                                                             -           (600)       (56,686)
    Real estate                                                           (1,228)        (2,903)        (9,192)
    Short-term investments                                              (131,232)       (37,979)             -
  Proceeds on sale or maturity of investments:
    Debt securities                                                      955,610        658,073        968,514
    Equity securities                                                     26,119         62,562         21,548
    Mortgage loans                                                        30,931         32,970         41,855
    Real estate                                                                -          7,352            565
    Short-term investments                                                37,893         15,017              -
  Purchases of office properties, equipment and computer
    software                                                              (5,672)        (6,959)        (4,262)
  Change in policy loans                                                   1,253          1,779         (1,223)
  Other, net                                                             (12,299)         3,956           (924)
--------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) investing activities                     (473,533)      (291,979)         2,642
--------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Deposits to policyholder account balances                              564,364        315,523         73,223
  Withdrawals from policyholder account balances                        (284,408)      (127,348)      (202,469)
  Net change in separate account assets and liabilities                        -         10,234         (9,637)
--------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) financing
  Activities                                                             279,956        198,409       (138,883)
--------------------------------------------------------------------------------------------------------------

Change in cash and cash equivalents                                       17,859         (4,987)       (40,244)
Cash and cash equivalents at beginning of year                            44,427         49,414         89,658
--------------------------------------------------------------------------------------------------------------

Cash and cash equivalents at end of year                             $    62,286    $    44,427    $    49,414
==============================================================================================================

Supplemental disclosures of cash information:
  Cash (refunded) paid during the year for income taxes,
    net of refunds                                                   $    (2,374)   $     6,266    $     3,023
==============================================================================================================





See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================

    (1)    NATURE OF BUSINESS

           CUNA Mutual Life Insurance Company (CMLIC or the Company), a mutual life insurance company domiciled in Iowa, offers a full range of ordinary life and health insurance and annuity products through face-to-face and direct response distribution systems. Most of its new business is generated from sales to credit union members. The Company owns 50% of MEMBERS Capital Advisors, Inc., a registered investment advisor and 100% of CMIA of Wisconsin, Inc., an insurance agency and holding company. CMIA of Wisconsin, Inc. owns 100% of League Insurance Agency.

           The Company is authorized to sell insurance in the District of Columbia and all states except New York. No single jurisdiction has a significant concentration of business.

    (2)    BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                BASIS OF PRESENTATION

           The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and include the accounts of CMLIC and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

           The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investment valuations, deferred policy acquisition costs and insurance reserves are most affected by the use of estimates and assumptions.

                INVESTMENTS OTHER THAN UNCONSOLIDATED AFFILIATES

           Debt securities, including bonds and redeemable preferred stocks are classified as available for sale and are carried at fair value. Prepayment assumptions for loan-backed bonds and structured securities were obtained from industry survey values or internal estimates. These assumptions are consistent with the current interest rate environment. The retrospective adjustment method is used to value all such securities.

           Equity securities, including common stocks and nonredeemable preferred stocks, are classified as available for sale and are reported at fair value.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


           Unrealized gains and losses on investment securities, net of deferred federal income taxes, are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus.

           Mortgage loans are carried at their aggregate unpaid principal balance less adjustments for other than temporary impairments, which are reflected as adjustments in the cost basis.

           Real estate is carried at cost net of accumulated depreciation ($25.1 million and $22.4 million at December 31, 2002 and 2001, respectively), less adjustments for other than temporary impairments, which are reflected as adjustments to the cost basis.

           Policy loans are reported at their unpaid principal balance.

           Short-term investments are reported at amortized cost, which approximates fair value.

           Investment income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis. Realized gains and losses on the sale of investments are reported in income based upon the specific identification method. Charges for other than temporary declines in the value of investments are recognized in net realized investment gains (losses) and the costs of the investments are reduced to their estimated fair values.

                INVESTMENT IN UNCONSOLIDATED AFFILIATE

           Investment in unconsolidated affiliate represents CMLIC's 50% ownership of MEMBERS Capital Advisors, Inc., and is accounted for using the equity method.

                DEFERRED POLICY ACQUISITION COSTS

           The costs of acquiring new business that vary with, and are primarily related to, the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs principally include commissions and similar selling expenses, premium taxes, sales costs, and certain policy issuance and underwriting costs. For interest-sensitive products and investment contracts, these deferred acquisition costs are amortized principally over the expected contract life in relation to the present value of estimated gross profits from mortality, investment, and expense margins. Deferred acquisition costs on participating insurance contracts are amortized over the life of the book of participating contracts at a constant rate based on the present value of the estimated gross margin expected to be realized. For traditional life insurance products, deferred acquisition costs are amortized in relation to expected premiums. For interest-sensitive, investment and participating insurance contracts, the deferred policy acquisition cost asset is adjusted for the impact on estimated gross profits of net unrealized gains and losses on securities.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


                OFFICE PROPERTIES, EQUIPMENT AND COMPUTER SOFTWARE

           Office properties, equipment, and computer software are carried at cost net of accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets. Accumulated depreciation on office properties, equipment, and computer software at December 31, 2002 and 2001 is $35.0 million and $32.6 million, respectively.

                SEPARATE ACCOUNTS

           The Company issues variable annuities, variable life insurance policies, and certain other insurance contracts, the assets and liabilities of which are legally segregated. They are reflected in the accompanying consolidated balance sheet as assets and liabilities of separate accounts. Separate account assets are carried at fair value. Separate account liabilities primarily represent the contractholders' claims to the related assets and are carried at the fair value of the assets.

           Separate account contract fee income for investment management and policy administration is reflected by the Company in the accompanying consolidated statement of income. Investment income and realized and unrealized capital gains and losses of the separate account assets, except for the portion related to the Company's ownership of the separate accounts, accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of income. Appreciation or depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in policyholders' surplus.

           Substantially all of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission.

                INSURANCE RESERVES

           For traditional participating products, reserves are computed using the net level premium method. Mortality and interest rates used are those guaranteed in calculating the cash surrender values. Mortality rates are based on statutory valuation tables and interest rates vary from 2.5% to 5.5%. No provision is made for adverse deviation.

           For traditional nonparticipating products, reserves are computed using the net level premium method based on estimated future investment yield, mortality, morbidity, withdrawals, and expenses. Mortality, morbidity and withdrawal assumptions reflect the Company's historical experience and industry standards. Withdrawal assumptions are based on actual and industry experience. Interest rates start at 8.0% and grade to an ultimate level of 5.5%. Provisions for adverse deviation have been reflected in the interest assumption and also in the mortality/morbidity assumption when deemed necessary.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


                POLICYHOLDER ACCOUNT BALANCES

           The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges.

           For deferred annuities and interest-sensitive life contracts, policyholder account balances reflect net amounts received plus interest credited during the contract accumulation period. For deferred annuities and interest-sensitive life contracts average credited rates ranged from 3.50% to 5.78% in 2002 and 4.05% to 6.85% in 2001. Future minimum guaranteed interest rates during the life of the contracts vary from 3.5% to 4.5%.

           For immediate annuities or life annuity benefit options, the policyholder account liability is calculated as the present value of future benefits. The mortality rates used are based on statutory valuation tables and the interest rates range from 4.0% to 9.5%.

                REVENUE, BENEFIT, AND EXPENSE RECOGNITION

           Term life and whole life insurance premiums are recognized as premium income when due. Revenue is recognized at the time of issue on immediate annuity and supplemental contracts that subject the Company to longevity risks (risk that the Company will have to make payments contingent upon the continued survival of an insured or insureds). Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. The association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

           Interest-sensitive policies are issued on an annual or single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest-sensitive policies, which are recorded as contract charges in the accompanying consolidated financial statements, consist of charges assessed against policyholder account balances for surrender charges, cost of insurance, and policy administration. Policy benefits and claims that are charged to expense include benefits paid in the period in excess of related policyholder account balances.

           Amounts collected on policies not subject to any significant mortality or longevity risk, principally group annuity and deferred annuity contracts (investment contracts), are recorded as increases in policyholder account balances. Revenue for investment contracts consist of net investment income and policy charges such as mortality, expense, and surrender charges. Expenses consist of benefits incurred in the period in excess of related policyholder account balances and interest credited to contracts, policy maintenance costs, and amortization of deferred policy acquisition costs.

           Profits from interest-sensitive policies and investment contracts are recognized in relation to the expected gross profit stream of the product (fees, charges, and investment income reduced by related expenses).

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================

                INCOME TAXES

           The provision for income taxes includes amounts currently payable and deferred income taxes, which result from differences between financial reporting and tax bases of assets and liabilities. Recorded amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they are enacted.

                BENEFIT PLANS

           The Company recognizes pension costs for its defined benefit pension plans on an accrual basis. The cost of postretirement benefits are recognized on an accrual basis as employees perform services to earn the benefits. Postretirement benefits are generally funded on a pay-as-you-go basis. The cost of benefits provided to former or inactive employees after employment but before retirement are recognized during an employee's service years if they meet certain requirements.

                REINSURANCE

           Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported net in the statements of income. A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured.

                CASH AND CASH EQUIVALENTS

           Cash and cash equivalents include deposits in financial institutions, U.S. Treasury bills, money market instruments, and commercial paper with original maturities under 90 days, which are not otherwise restricted.

                FOREIGN EXCHANGE

           The Company's financial statements are impacted by changes in foreign currency exchange rates on investment holdings denominated in foreign currency. The foreign exchange impact of investment holdings classified as available for sale are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus. The foreign exchange impacts on all other investment holdings are reflected as transaction gains and losses in the Company's consolidated statements of income.

                DERIVATIVE FINANCIAL INSTRUMENTS

           The Company uses derivative instruments, such as interest rate swaps and caps, total return swaps, foreign currency futures, bond and stock index futures, and purchased and written options to help maximize risk adjusted investment returns; reduce interest rate risks of long term assets; control exposure to various credit, currency and market risks; and manage exposure to various equity and fixed income market sectors. Derivatives are stated in the

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================

           consolidated balance sheets at estimated fair value. Changes in fair value are reported in net income.

           CMLIC uses hedge accounting when derivatives are designated, qualify and are highly effective as hedges. Under hedge accounting, changes in fair value of the derivative and the hedged risk are generally recognized together and offset each other when reported in net income.

                EMERGING ACCOUNTING MATTERS

           As of January 1, 2002, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 eliminated the practice of amortizing goodwill through periodic changes to earnings and establishes a new methodology for reporting and measuring goodwill and other intangible assets.

           In accordance with the standard, CMLIC ceased goodwill amortization on January 1, 2002. Although goodwill is no longer amortized, SFAS No. 142 requires goodwill to be evaluated for impairment at least annually, and written down through earnings when impaired. At implementation, the Company's evaluation of its goodwill, based on discounted cash flow analyses, did not result in an impairment loss. No goodwill was deemed to be impaired during the balance of 2002. At December 31, 2002, the Company has a balance in unamortized goodwill of $4.0 million. For comparative purposes, CMLIC recorded goodwill amortization expense of $0.5 million in 2001 and $0.2 million in 2000.

    (3)    INVESTMENTS

                DEBT SECURITIES

           The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2002 and 2001 are as follows (000s omitted):

===================================================================================
                                                 Gross Unrealized
                                 Amortized       ----------------        Estimated
December 31, 2002                  Cost         Gains       Losses       Fair Value
-----------------------------------------------------------------------------------
States and political
  subdivisions                   $      267   $       11  $         -    $      278
U.S. government and
  agencies                          209,139        6,395            -       215,534
Foreign government securities       173,414       27,531         (894)      200,051
Domestic corporate securities       833,037       42,326       (8,002)      867,361
Mortgage-backed and other
  structured securities             866,375       36,019       (5,317)      897,077
Foreign corporate
  securities                         48,489        2,291          (51)       50,729
-----------------------------------------------------------------------------------
Total debt securities            $2,130,721   $  114,573   $  (14,264)   $2,231,030
===================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


===================================================================================
                                                 Gross Unrealized
                                 Amortized       ----------------        Estimated
December 31, 2002                  Cost         Gains       Losses       Fair Value
-----------------------------------------------------------------------------------
States and political
  subdivisions                   $    3,050   $        -   $      (92)   $    2,958
U.S. government and
  agencies                          120,896        1,846       (1,233)      121,509
Foreign government securities       126,578        2,641       (4,773)      124,446
Domestic corporate securities       680,570       26,929       (7,253)      700,246
Mortgage-backed and other
  structured securities             759,174       16,177       (5,871)      769,480
Foreign corporate
  securities                         50,303        1,991         (335)       51,959
-----------------------------------------------------------------------------------
Total debt securities            $1,740,571   $   49,584   $  (19,557)   $1,770,598
===================================================================================




           The amortized cost and estimated fair values of debt securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed and other structured securities provide for periodic payments throughout their lives, they are listed below in a separate category.



--------------------------------------------------------------------------------
                                                         Amortized     Estimated
                (000s omitted)                              Cost      Fair Value
--------------------------------------------------------------------------------
Due in one year or less                                  $   97,908   $   99,533
Due after one year through five years                       787,895      826,612
Due after five years through ten years                      343,550      369,639
Due after ten years                                          34,993       38,169
Mortgage-backed and other structured securities             866,375      897,077

--------------------------------------------------------------------------------

Total debt securities                                    $2,130,721   $2,231,030
================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


                EQUITY SECURITIES

           The cost, gross unrealized gains and losses, and estimated fair value of equity securities at December 31 are as follows (000s omitted):

          ====================================================================================================================
                                                                       Gross                Gross              Estimated
                                                                    Unrealized           Unrealized              Fair
                                                  Cost                 Gains               Losses                Value
          --------------------------------------------------------------------------------------------------------------------
          2002                               $        84,330      $         3,612      $        (9,172)     $        78,770
          2001                                       103,516               10,507              (15,400)              98,623
          ====================================================================================================================

                MORTGAGE LOANS

           The Company's mortgage portfolio consists mainly of commercial mortgage loans made to customers throughout the United States. All outstanding commercial mortgage loans are secured by completed income-producing properties. At December 31, 2002 the commercial mortgage portfolio had an average remaining life of approximately 5.2 years, with all principal in the total mortgage portfolio due prior to 2024. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one major market are not greater than 15% of the aggregate mortgage loan portfolio balance (at December 31, 2002, the company held 17% in California, which is the highest concentration in one state), and loans of no more than 2% of the aggregate mortgage loan portfolio balance are made to any one borrower.

                NET INVESTMENT INCOME

           Sources of net investment income for the years ended December 31 are summarized as follows (000s omitted):

          =====================================================================================================================

                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Gross investment income:
              Debt securities                                     $       115,323      $       110,458       $       111,667
              Equity securities                                             1,678                1,670                 3,602
              Mortgage loans                                               24,216               27,716                28,889
              Real estate                                                   8,928                9,692                 9,169
              Policy loans                                                  6,721                6,783                 6,905
              Derivative financial instruments                             (1,273)               2,089                (5,959)
              Short-term investments and other                              1,653                2,717                 4,039
          ---------------------------------------------------------------------------------------------------------------------

                                                                          157,246              161,125               158,312
          Investment expenses                                             (11,909)             (12,635)              (12,384)
          ---------------------------------------------------------------------------------------------------------------------

          Net investment income                                   $       145,337      $       148,490       $       145,928
          =====================================================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================

                NET REALIZED INVESTMENT GAINS (LOSSES)

           Sources of realized gains (losses) for the years ended December 31 are summarized as follows (000s omitted):


          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Debt securities:
            Gross gains from sales                                $        13,461      $        10,946       $         3,414
            Gross losses from sales                                       (20,053)             (11,201)              (16,927)
            Other                                                             594                1,588                (3,239)
            Impairment losses                                              (6,518)              (1,576)                -
          Equity securities:
            Gross gains from sales                                          1,536               14,311                 5,232
            Gross losses from sales                                       (16,303)              (2,145)               (1,432)
            Other                                                           -                      462                   943
            Impairment losses                                              (2,922)               -                     -
          Mortgage loans                                                    -                    -                      (578)
          Real estate                                                       -                      589                   154
          Derivative financial instruments                                  1,178               (3,421)               (2,425)
          Other                                                              (518)               -                     -
          ---------------------------------------------------------------------------------------------------------------------
          Net realized investment gains (losses)                  $       (29,545)     $         9,553       $       (14,858)
          =====================================================================================================================

           Proceeds from the sale of debt securities were $607,210,000, $443,458,000 and $803,896,000 in 2002, 2001 and 2000, respectively.
           Proceeds from the sale of equity securities were $25,750,000, $44,912,000 and $12,317,000 in 2002, 2001 and 2000, respectively.

                NET UNREALIZED INVESTMENT GAINS (LOSSES)

           The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows (000s omitted):

          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Debt securities                                         $        89,537      $        30,027       $         9,136
          Equity securities                                                (5,560)              (4,893)               18,390
          Short-term investments                                              (15)                  18                 -
          Deferred policy acquisition cost adjustments                    (17,122)              (4,348)               (5,572)
          Other                                                             6,102                1,213                 2,401
          Deferred income taxes                                           (25,529)              (8,039)               (8,317)
          ---------------------------------------------------------------------------------------------------------------------

          Net unrealized investment gains                         $        47,413      $        13,978       $        16,038
          =====================================================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================

                SECURITIES LENDING AGREEMENTS

           The Company is party to securities lending agreements to earn fee income. Unrelated parties borrow securities from the Company and must deposit cash collateral equal to a minimum of 102% of the fair value of the loaned securities. The security custodian monitors the collateral position daily. The Company remains the beneficial owner and the loaned securities are included with debt securities. At December 31, 2002 and 2001, the fair value of securities loaned by the Company totaled $176.4 million and $68.2 million, respectively.

           The amount of collateral received is invested in short-term securities and is included in the consolidated balance sheets as short-term investments with a corresponding liability included in accounts payable and other liabilities. The fair value of collateral held was $180.4 million and $69.5 million at December 31, 2002 and 2001, respectively.

                DERIVATIVE FINANCIAL INSTRUMENTS

           At various times, consistent with its asset allocation strategy, the Company entered short positions on stock and bond index futures to manage portfolio duration and fixed income and domestic equities exposure. To manage interest rate exposure associated with funding agreements, the Company periodically invests in long interest rate futures positions to hedge the gap between receipt of deposits and investment of the funds. Also, consistent with its overall risk strategy, the Company utilized short positions in foreign currency futures to manage the fair value foreign currency risk exposure to securities investments denominated in foreign currencies. The company classifies the foreign currency futures as fair value hedges of the designated foreign currency risk of Japanese yen, British pound and Euro denominated long-term bonds.

           Futures contracts are a commitment to purchase or deliver securities or currency in the future at a predetermined price or yield, and are usually settled in cash. When a futures contract is entered, a margin account is established with the broker and is based on the requirements of the futures exchange. Any change in the value of the futures contract is recorded in income as a realized gain or loss. A realized gain or loss is recorded when the futures contract is closed out.

           The Company uses interest rate swaps to reduce market risks from changes in interest rates and to properly align the risk characteristics of assets and liabilities. Under interest rate swaps the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. The swap contracts are entered into pursuant to master agreements that normally provide for a single net payment to be made by one counterparty at each due date. The Company accrues the net periodic settlement amount of interest rate swap agreements into income and records a realized gain or loss for any change in the fair value of the interest rate swap agreements.

           The Company uses total return swaps to gain exposure to various market sectors. Under total return swaps the Company agrees with other parties to exchange, at specified intervals, the difference between the total return on an index or basket of securities and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The Company has entered into a foreign equity swap to gain exposure to equities in certain foreign countries which terminated in February 2001, a corporate bond index swap to gain additional exposure to high quality fixed income securities which terminated in November 2001, and commercial mortgage backed security swaps in 2001 to gain additional exposure to the investment grade commercial mortgage backed securities market. Commercial mortgage-backed security swaps were the only total return swap agreements in which the Company was involved for 2002.

           Generally, no cash is exchanged at the outset of a swap contract and no principal payments are made by either party. A single net payment is made by one of the counterparties at each due date. The net periodic payment accrued is recorded as a realized gain or loss and any change in the fair value of the total return swap is recorded in income as a realized gain or loss.

           Options are contracts that grant the purchaser, for a premium payment, the right to receive an amount of money based on a specified formula within a specified period of time. The Company began issuing market index certificates in 2000. In return for the premium received, the Company agrees to pay the participant a percentage of the market price increase of the S&P 500 Index above an agreed upon strike price at the end of a specified term. The Company mitigates risk from these agreements by purchasing over-the-counter call options with identical terms. The net of the premium received for the options written and premium paid for the options purchased is amortized into income over the life of the option agreement. Any change in the fair value of the options written or options purchased are recorded in income as realized gains and losses.

           The Company is exposed to credit losses in the event of nonperformance by the counterparties to its swap and option agreements. The Company monitors the credit standing of the counterparties and anticipates that the counterparties will be able to fully satisfy their obligations under the contracts given their high credit ratings. The futures contracts are traded on a regulated exchange and have little or no counterparty risk.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================


           The following tables provide a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2002 and 2001.


          ==================================================================================================================
                                                                                                Current Market or
                                                                                                   Fair Value
                  December 31, 2002                Carrying            Notional
                    (000s omitted)                  Value               Amount              Assets           Liabilities
          ------------------------------------------------------------------------------------------------------------------
          Interest rate and total
            return swaps                        $        (1,811)    $        70,000     $         1,159     $         2,970
          Financial futures                              (4,488)            112,338               -                   4,488
          Purchased option contracts                        771              19,908                 771               -
          Written option contracts                         (771)            (19,908)              -                     771
          ------------------------------------------------------------------------------------------------------------------

          Total derivative financial
            instruments                         $        (6,299)    $       182,338     $         1,930     $         8,229
          ==================================================================================================================

                  December 31, 2001
                    (000s omitted)
          ------------------------------------------------------------------------------------------------------------------

          Interest rate and total
            return swaps                        $          (660)    $        70,000     $           142     $           802
          Financial futures                                 271              43,229                 363                  92
          Purchased option contracts                      1,469              12,514               1,469               -
          Written option contracts                       (1,469)            (12,514)              -                   1,469
          ------------------------------------------------------------------------------------------------------------------

          Total derivative financial
            instruments                         $          (389)    $       113,229     $         1,974     $         2,363
          ==================================================================================================================

                INVESTMENT IN UNCONSOLIDATED AFFILIATE

           CMLIC owns 50% of MEMBERS Capital Advisors, Inc. (MCA), a registered investment advisor. At December 31, 2002, MCA had assets of $33.6 million and liabilities of $8.9 million. MCA had net income of $2.7 million in 2002, $4.1 million in 2001, and $5.7 million in 2000.

                ASSETS DESIGNATED

           Iowa law requires that assets equal to a life insurer's legal reserve must be on deposit with the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2002 and 2001, bonds and notes, mortgage loans and policy loans with a carrying value of $2,432.9 million and $2,109.8 million, respectively, were designated for Iowa and various other regulatory authorities as required by law.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================


                ASSET RESTRICTIONS

           Certain policyholder account balances are part of the Company's separate accounts. However, the assets supporting them are reported in the consolidated balance sheets with the general account assets because the company retains the risk of investment gains and losses. Approximately $356.6 million and $223.6 million of debt securities as of December 31, 2002 and 2001, respectively, are available only to satisfy obligations to these contractholders.

    (4)    INCOME TAX

           The Company files a consolidated life-nonlife federal income tax return with its wholly-owned subsidiaries. The Company has entered into a tax sharing agreement with its affiliates under Reg. Section 1.1552-1(a)(1) and 1.1502-33(d)(3). The agreement provides that the allocation of tax expense between the Company and its affiliates is to be based on a ratio of each company's federal income tax, as if it were filing a separate return, to the total federal income tax as calculated on the consolidated federal income tax return. Income tax credits are allocated to companies within the consolidated tax group based on the tax benefit that the consolidated tax group receives from each company.

           Income tax expense (benefit) attributable to income from operations for the years ended December 31 is as follows (000s omitted):


          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Current tax expense (benefit)                           $       (23,499)     $         5,446       $         3,746
          Deferred tax expense                                              3,045                2,076                 4,185
          ---------------------------------------------------------------------------------------------------------------------

          Total income tax expense (benefit)                      $       (20,454)     $         7,522       $         7,931
          =====================================================================================================================


           Income tax expense (benefit) for the years ended December 31 differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income before income taxes due to the items listed in the following reconciliation (000s omitted):


          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Tax expense (benefit) computed at federal corporate
            tax rate                                              $        (9,054)     $        10,899       $         6,792
          Meals and entertainment                                             101                   94                    61
          Tax-exempt interest                                                (181)                (304)                 (374)
          Dividends-received deduction                                       (681)                (880)                 (621)
          Differential earnings rate tax                                   (9,000)               1,800                 3,540
          Income tax benefit related to prior years                        (1,216)              (3,615)               (1,300)
          Other, net                                                         (423)                (472)                 (167)
          ---------------------------------------------------------------------------------------------------------------------

          Total income tax expense (benefit)                      $       (20,454)     $         7,522       $         7,931
          =====================================================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================



           Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31 are as follows (000s omitted):

          ====================================================================================================================
                                                                                            2002                 2001
          --------------------------------------------------------------------------------------------------------------------
          Deferred tax assets:
              Insurance reserves                                                       $        27,520      $        31,168
              Dividends payable to policyholders                                                 3,311                3,057
              Unearned revenue                                                                  38,222               38,057
              Pension and other employee benefits                                               13,493               12,898
              Real estate investments                                                            4,024                4,024
              Other                                                                                859                  620
          --------------------------------------------------------------------------------------------------------------------

          Gross deferred tax assets                                                             87,429               89,824
          --------------------------------------------------------------------------------------------------------------------

          Deferred tax liabilities:
              Deferred policy acquisition costs                                                 64,691               61,969
              Unrealized gains                                                                  25,529                8,039
              Investment income                                                                  4,162                8,962
              Deferred revenue                                                                   7,364                6,400
              Fixed assets                                                                       3,556                1,370
              Other                                                                              7,397                7,370
          --------------------------------------------------------------------------------------------------------------------

          Gross deferred tax liabilities                                                       112,699               94,110
          --------------------------------------------------------------------------------------------------------------------

          Net deferred tax liability                                                   $       (25,270)     $        (4,286)
          =====================================================================================================================

           Management believes that all gross deferred tax assets at December 31, 2002 and 2001 are fully realizable and, consequently, no valuation allowance has been established.

    (5)    RELATED-PARTY TRANSACTIONS

           The Company and CUNA Mutual Insurance Society (CUNA Mutual), a Wisconsin life and health insurer, entered into an agreement of permanent affiliation (the Agreement) effective in 1990. The terms of the Agreement include provisions for reinsurance of each company's future individual life business; the joint development of business plans and distribution systems for the sale of individual insurance and financial services products within the credit union market; and provision for the sharing of certain resources and facilities. Because of the affiliation, certain expenses of the Company are paid by CUNA Mutual and vice-versa. These expenditures are periodically reimbursed.

           In the normal course of business, various transactions are made between the Company and other related entities. In certain circumstances, expenses are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================


           company; other expenses are allocated among the companies on the basis of time and usage studies.

           The Company has a note receivable from CUNA Mutual Investment Corporation (CMIC), a wholly-owned subsidiary of CUNA Mutual. The carrying value of the note is $0.1 million and $1.1 million at December 31, 2002 and 2001, respectively, and is included in other invested assets.

           The Company and CUNA Mutual are parties to agreements with MEMBERS Capital Advisors, Inc. (MCA) for investment advisory services. MCA, 50% of which is owned by the Company and 50% owned by CMIC, manages substantially all of the Company's invested assets in accordance with policies, directives, and guidelines established by the Company. For these services, the Company incurred fees totaling $2.2 million, $2.0 million and $2.7 million in 2002, 2001 and 2000, respectively. CUNA Mutual and its subsidiaries incurred fees totaling $3.4 million, $2.1 million and $2.7 million for 2002, 2001 and 2000, respectively.

           The Company invests in mutual funds managed by MCA. The carrying value of these investments was $52.8 million and $62.6 million at December 31, 2002 and 2001, respectively.

           Balances due from MCA and CUNA Mutual and its affiliates are reported as other assets and receivables and accounts payable and other liabilities in the accompanying consolidated balance sheets. Amounts due from affiliates were $11.2 million and $11.1 million at December 31, 2002 and 2001, respectively. Amounts due to affiliates were $48.4 million and $20.1 million at December 31, 2002 and 2001, respectively.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================


    (6)    REINSURANCE

           In the ordinary course of business, the Company enters into reinsurance agreements for the purpose of limiting its exposure to loss on any one single insured or to diversify its risk and limit its overall financial exposure. The Company remains contingently liable in the event that a reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

           The effects of reinsurance on premiums and on claims and benefits for the years ended December 31 is as follows (000s omitted):


          ==================================================================================================================
                                                                     2002                2001                  2000
          ------------------------------------------------------------------------------------------------------------------
          Premiums:
            Direct                                              $        64,312     $        61,190      $        60,894
            Assumed                                                      88,386              77,693               65,540
            Ceded                                                       (13,317)            (12,354)             (11,641)
          ------------------------------------------------------------------------------------------------------------------

          Net premiums                                          $       139,381     $       126,529      $       114,793
          ==================================================================================================================

          Claims and benefits:
            Direct                                              $        93,080     $        96,484      $        89,673
            Assumed                                                      34,195              34,214               30,177
            Ceded                                                       (13,851)             (9,979)             (13,614)
          ------------------------------------------------------------------------------------------------------------------

          Net claims and benefits                               $       113,424     $       120,719      $       106,236
          ==================================================================================================================


           Premiums and benefits on traditional life business ceded to CMIC's subsidiary, MEMBERS Life Insurance Company (MEMBERS), from the company during 2002 were $6.2 million and $6.1 million, respectively, during 2001 were $6.1 million and $5.5 million, respectively and during 2000 were $6.1 million and $6.8 million, respectively. The reinsurance assumed shown in the table above is all from CUNA Mutual.

           At December 31, 2002 and 2001, reinsurance recoverables on insurance reserves, policyholder account balances and paid losses of $561.8 million and $444.5 million, respectively, are reported as assets.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================

    (7)    BENEFIT PLANS

           The Company has a noncontributory defined benefit pension plan covering substantially all regular full-time employees and agents. Separate plans for home office employees and agents were merged into a single plan in 2002. Retirement benefits are based on compensation and years of service. The Company's policy is to fund pension costs as required to meet the minimum funding requirements under the Employee Retirement Income Security Act of 1974. Prior to 2002, substantially all benefit plan assets were directly invested in the Ultra Series Fund, a family of mutual funds which is the investment vehicle for variable life, variable annuities and group variable annuity products held in CMLIC's separate account. Effective in 2002, the plans purchased a group annuity policy from CMLIC. Accordingly, the 2002 benefit plan assets shown in the table below are reflected as part of the separate account assets and corresponding liabilities of CMLIC.

           The Company has postretirement benefit plans which provide certain medical and life insurance benefits to eligible participants and dependents. The cost of postretirement benefits is recognized over the period the employees perform services to earn the benefits.

           The following table summarizes the benefit obligations, the fair value of assets, and the funded status of the plans at December 31 (000s omitted):

          ====================================================================================================================
                                                          Pension Benefits                 Other Postretirement Benefits
                                                      2002                2001               2002                2001
          --------------------------------------------------------------------------------------------------------------------
          Reconciliation of benefit obligation:

          Obligation at January 1                 $        73,857    $        60,926     $        31,157    $        23,630
          Service cost                                      3,901              2,923               1,916              2,277
          Interest cost                                     4,284              4,202               2,008              1,638
          Actuarial (gain) loss                           (12,635)             7,708               8,641              3,252
          Benefit payments                                 (2,012)            (1,985)               (709)              (596)
          Other amendments and
            events                                            195                 83                (167)               956
          --------------------------------------------------------------------------------------------------------------------

          Obligation at December 31               $        67,590    $        73,857     $        42,846    $        31,157
          ====================================================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================



          ====================================================================================================================
                                                          Pension Benefits                 Other Postretirement Benefits
                                                      2002                2001               2002                2001
          --------------------------------------------------------------------------------------------------------------------
          Reconciliation of fair value of plan assets:

          Fair value of plan assets at
            January 1                               $      63,321      $      66,064     $         -        $         -
          Actual return on plan assets                    (11,257)            (3,075)              -                  -
          Employer contributions                            -                  2,317                 709                596
          Benefit payments                                 (2,013)            (1,985)               (709)              (596)
          --------------------------------------------------------------------------------------------------------------------

          Fair value of plan assets at
            December 31                             $      50,051      $      63,321     $         -        $         -
          ====================================================================================================================

          Funded status:

          Funded status at December 31              $     (17,539)     $     (10,536)    $       (42,846)   $       (31,157)
          Unrecognized prior service cost                     465                 83                 642                650
          Unrecognized loss                                 5,990              2,623              15,595              7,385
          --------------------------------------------------------------------------------------------------------------------

          Net amount recognized                     $     (11,084)     $      (7,830)    $       (26,609)   $       (23,122)
          ====================================================================================================================

           The net amount recognized in the balance sheet as of December 31, 2002 and 2001 as shown in the table above represents the accrued benefit liability of the plans.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


           The following tables provide the components of net periodic benefit cost for the plans for the years ended December 31 (000s omitted):

          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Pension benefits:

          Service cost                                            $         3,901      $         2,923                 2,732
          Interest cost                                                     4,284                4,202                 3,867
          Actual return on plan assets                                     11,257                3,074                (4,132)
          Amortization of net unrecognized prior service cost                  50                 (540)                 (601)
          Settlement/curtailment                                                3                -                     -
          Asset loss                                                      (16,243)              (8,015)                 (476)
          ---------------------------------------------------------------------------------------------------------------------

          Net periodic benefit cost                               $         3,252      $         1,644       $         1,390
          =====================================================================================================================

          Other postretirement benefits:

          Service cost                                            $         1,916      $         2,277       $         1,412
          Interest cost                                                     2,008                1,638                 1,311
          Amortization of net unrecognized loss                               264                  115                 -
          Amortization of prior service cost                                -                      (59)                  (59)
          Settlement/curtailment                                                8                -                     -
          ---------------------------------------------------------------------------------------------------------------------

          Net periodic benefit cost                               $         4,196      $         3,971       $         2,664
          =====================================================================================================================

          The actuarial assumptions used to develop the components of pension and other postretirement benefit expense for the years ended December 31 were as follows:

          Discount rate                                                      6.5%                 6.5%                  7.0%
          Expected long-term rate of return on plan
            assets                                                           8.0%                 7.5%                  7.5%
          Assumed rate of compensation increase                              5.0%                 5.0%                  5.0%
          =====================================================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


           The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation are 12% reduced over a period of 20 years to 4% for 2002 and 12.0% reduced over a period of 20 years to 4.5% for 2001. The discount rate used in determining the accumulated postretirement benefit obligation is 6.5% in 2002 and in 2001. The effect of a 1.0% increase (decrease) in the health care cost trend rate assumption would result in an increase (decrease) of 18.0% (14.2%) in the accumulated postretirement benefit obligation from $42.8 million to $50.5 million ($36.7 million).

                OTHER POSTEMPLOYMENT BENEFITS

           The Company has a plan to provide severance pay and continuation of certain life and health benefits to qualifying inactive or former employees after employment but before retirement. Such costs are recognized during an employee's service years if he or she meets certain requirements. The liability for other postemployment benefits was $3.7 million and $2.0 million at December 31, 2002 and 2001, respectively.

                DEFINED CONTRIBUTION PLANS

           The Company has defined contribution thrift and savings plans which cover all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company contributes an amount equal to a participant's contribution, up to a maximum of 5% of a participant's salary. The Company match is vested according to plan schedules. The Company's contributions for the years ended December 31, 2002, 2001 and 2000 were $3.8 million, $2.7 million and $1.5 million, respectively.

    (8)    STATUTORY FINANCIAL DATA

           The Company is subject to statutory regulations as to maintenance of policyholders' surplus.

           Risk-Based Capital (RBC) requirements promulgated by the NAIC require
           U. S. life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2002, the Company's adjusted surplus exceeds minimum requirements.

           CMLIC files statutory-basis financial statements with insurance regulatory authorities. The Iowa Insurance Department has allowed CMLIC to use certain accounting practices which differ in some respects from prescribed statutory accounting practices (permitted practices). These permitted practices relate to the carrying value of fixed maturity securities held in the separate account which support certain funding agreements and, for 2001 only, to the carrying value of certain securities not filed with the Securities Valuation Office of the NAIC. The use of these permitted practices (decreased) increased reported statutory surplus by $(1.8) million and $29.3 million as of December 31, 2002 and 2001, respectively.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


           A reconciliation of the Company's statutory net income and surplus to GAAP net income and policyholders' surplus for the years ended and at December 31 is as follows (000s omitted):

          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Statutory net income (loss)                             $       (29,271)     $         8,914       $         5,780
          Adjustments:
              Deferred policy acquisition costs                            10,701                  (73)               19,772
              Insurance reserves                                           17,390                  566                (3,473)
              Federal income taxes                                         (3,092)              (1,328)               (5,286)
              Investment valuations                                         -                    -                    (3,516)
              Pension benefits                                             (2,750)              (1,644)                   38
              Realized gains (losses)                                         486                4,681                (7,038)
              Derivative financial instruments                              3,450                 (541)                  607
              Other                                                        (1,508)              14,519                 6,539
          ---------------------------------------------------------------------------------------------------------------------

          GAAP net income (loss)                                  $        (4,594)     $        25,094       $        13,423
          =====================================================================================================================

          =====================================================================================================================

          Statutory surplus                                       $       210,075      $       224,749       $       218,942
          Adjustments:
              Deferred policy acquisition costs                           215,994              218,067               216,917
              Insurance reserves                                          (78,928)             (96,319)              (96,177)
              Revaluation of available for sale debt
                securities                                                 81,387               33,689                 8,545
              Asset valuation reserve for life insurance
                companies                                                  44,011               50,364                64,506
              Unearned revenue                                            (24,509)             (31,265)              (45,621)
              Real estate valuation                                        (1,598)              (1,597)               (8,237)
              Accrual for postretirement benefits                         (13,896)             (13,176)              (12,136)
              Dividends payable to policyholders                           13,560               13,335                12,930
              Accrual for pension benefits                                 (7,753)             (10,147)               (8,500)
              Federal income taxes                                        (47,039)             (21,455)               (5,987)
              Derivative financial instruments                             (2,970)                (406)                -
              Other                                                           542               (5,804)               (8,181)
          ---------------------------------------------------------------------------------------------------------------------

          GAAP policyholders' surplus                             $       388,876      $       360,035              $337,001
          =====================================================================================================================


CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


    (9)    COMMITMENTS AND CONTINGENCIES

           The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during 2002 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies.

           The Company has established a liability of $1.0 million in 2002 and 2001 for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has established an asset of $0.7 million in 2002 and 2001. Recoveries of assessments from premium taxes are generally made over a five-year period.

           The Company is a defendant in various legal actions arising out of the conduct of its business. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial position or results of operations of the Company.

   (10)    DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

           Accounting standards require disclosure of fair value information about certain on- and off-balance sheet financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not readily available, fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are excluded from the disclosure requirements. In addition, the tax ramifications of the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been taken into consideration.

           The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


                CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS, AND ACCRUED INVESTMENT INCOME

           The carrying amounts for these instruments approximate their fair values.

                POLICY LOANS

           Policy loans are considered an integral part of the underlying insurance policies. Because policy loans are often repaid by reducing policy benefits and due to their variable maturity dates, it is not practicable to estimate their fair value.

                INVESTMENT SECURITIES

           Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values of equity securities are based on quoted market prices.

                MORTGAGE LOANS

           The fair values for mortgage loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

                DERIVATIVE FINANCIAL INSTRUMENTS

           The fair value of derivatives is based upon an estimate, using discounted cash flow techniques, of the amount which would be required to close the derivative position given the current market environment. Fair values for derivatives traded on an exchange are based on quoted market prices.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


                INVESTMENT-TYPE CONTRACTS

           The fair value of the Company's liabilities under investment-type insurance contracts such as annuities is based on the account balance less applicable surrender charges.

           The carrying amounts and estimated fair values of the Company's significant financial instruments at December 31 are as follows (000s omitted):

          ====================================================================================================================

                                                                2002                                    2001
                                                      Carrying       Estimated Fair          Carrying          Estimated
                                                       Amount            Value                Amount           Fair Value
          --------------------------------------------------------------------------------------------------------------------
          Financial instruments
            Recorded as assets:
              Debt securities                     $     2,231,030    $     2,231,030     $     1,770,598    $     1,770,598
              Equity securities                            78,770             78,770              98,623             98,623
              Mortgage loans                              275,971            307,653             306,902            325,562
              Short-term investments                      186,058            186,058              92,760             92,760
              Cash and cash equivalents                    62,286             62,286              44,427             44,427
              Accrued investment income                    30,874             30,874              26,179             26,179
              Derivatives                                   1,930              1,930               1,974              1,974

          Financial instruments recorded as
           liabilities:
              Investment-type contracts                (1,889,177)        (1,837,043)         (1,217,412)        (1,181,634)
              Derivatives                                  (8,229)            (8,229)             (2,363)            (2,363)
          ====================================================================================================================

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         All required financial statements are included in Part B.

(b)      Exhibits

         1. Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

         2.       Not Applicable.

         3.(a) Distribution Agreement Between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

           (b) Servicing Agreement related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

         4.(a) Variable Annuity Contract Form No. 2000-VAII. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on April 17, 2001.

           (b)    State Variations to Contract Form No. 2000-VAII.

           (c) TSA Endorsement, Form No. 1659 (VANN) 1197. Incorporated herein by reference to post-effective amendment number 7 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

           (d) IRA Endorsement, Form No. 3762 (VANN) 1197. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on April 17, 2001.

           (e) Roth IRA Endorsement, Form No. 99-VAROTH. Incorporated herein by reference to post-effective amendment number 9 to Form N-4 registration statement (File NO. 33-73738) filed with the Commission on April 22, 1999.

           (f) Executive Benefit Plan Endorsement, Form No. 98-EBP. Incorporated herein by reference to post-effective amendment number 8 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

           (g) 5% Guarantee Death Benefit Rider. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

           (h) 7 Year Anniversary Value Death Benefit Rider. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

           (i) Maximum Anniversary Value Death Benefit Rider. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

           (j) Waiver of Surrender Charge Endorsement. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

           (k) Amendment to Contract, Form No. 2002-VAAMEND. Incorporated herein by reference to post-effective amendment number 2 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on February 28, 2002.

         5.(a) Variable Annuity Application. Incorporated herein by reference to Form N-4 pre-effective registration statement number 1 (File No. 333-40304) filed with the Commission on October 31, 2001.

           (b)    State Variations to Application Form No. 2002-VAIIAPP.

         6.(a) Certificate of Existence of the Company. Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

           (b) Articles of Incorporation of the Company. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

           (c) Bylaws of the Company. Incorporated herein by reference to post-effective amendment number 2 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on February 28, 2002.

         7.       Not Applicable.

         8.       Not applicable.

         9. Opinion of Counsel from Kevin S. Thompson. Incorporated herein by reference to Form N-4 pre-effective registration statement number 1 (File No. 333-40304) filed with the Commission on October 31, 2001.

         10.      PricewaterhouseCoopers LLP Consent.

         11.      Not applicable.

         12.      Not applicable.

         13.      Schedules of Performance Data Computation.

         14.      Not applicable.

Powers of Attorney.

ITEM 25.   DIRECTORS AND OFFICERS OF THE COMPANY

Name                                   Position/Office

Directors

Eldon R. Arnold**                      Director
James C. Barbre**                      Director
Robert W. Bream**                      Director
James L. Bryan**                       Director & Chairman of the Board
Loretta M. Burd**                      Director &  Vice Chairman
Ralph B. Canterbury**                  Director
Jerald R. Hinrichs**                   Director
Thomas C. Jones**                      Director
Michael B. Kitchen**                   Director
Brian L. McDonnell**                   Director &  Second Vice Chairman
C. Alan Peppers**                      Director
Neil A. Springer**                     Director
Farouk D.G. Wang**                     Director
Larry T. Wilson**                      Director

Executive Officers

Vacant                                 CUNA Mutual Life Insurance Company*
                                       Chief Officer - Sales & Marketing

Michael S. Daubs**                     CUNA Mutual Life Insurance Company*
                                       Chief Officer - Investments

James M. Greaney**                     CUNA Mutual Life Insurance Company*
                                       Chief Officer -  Credit Union Enterprise

Steven A. Haroldson                    CUNA Mutual Life Insurance Company
                                       Chief Officer - Technology

Jeffrey D. Holley                      CUNA Mutual Life Insurance Company
                                       Chief Officer - Finance

Michael B. Kitchen**                   CUNA Mutual Life Insurance Company*
                                       President and Chief Executive Officer

Reid A. Koenig***                      CUNA Mutual Life Insurance Company*
                                       Chief Officer - Operations

Daniel E. Meylink, Sr.**               CUNA Mutual Life Insurance Company*
                                       Chief Officer - Members Enterprise

Faye Patzner**                         CUNA Mutual Life Insurance Company*
                                       Chief Officer - Legal

* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period.

** Principal place of business is 5910 Mineral Point Road, Madison, Wisconsin 53705.

***      Principal place of business is 2000 Heritage Way, Waverly, Iowa 50677.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   SEE ORGANIZATION CHARTS ON FOLLOWING PAGE.

                          CUNA Mutual Insurance Society
                  Organizational Chart As Of November 14, 2002

CUNA Mutual Insurance Society
Business:  Life, Health & Disability Insurance
May 20, 1953*
State of domicile:  Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.       CUNA Mutual Investment Corporation
         Business:  Holding Company
         October 15, 1972*
         State of domicile:  Wisconsin

         CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

             a.      CUMIS Insurance Society, Inc. Business:
                     Corporate Property/Casualty Insurance
                     May 23, 1960*
                     State of domicile: Wisconsin

                     CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                           (1) Credit Union Mutual Insurance Society New Zealand
                               Ltd.
                               Business: Fidelity Bond Coverage
                               November 1, 1990*
                               Country of domicile: New Zealand
                               Incorporated in New Zealand on November 25, 1977 Purchased from New Zealand League on
                               November 1, 1990

             b.      CUNA Brokerage Services, Inc.
                     Business:  Brokerage
                     July 19, 1985*
                     State of domicile:  Wisconsin

             c.      CUNA Mutual General Agency of Texas, Inc.
                     Business:  Managing General Agent
                     August 14, 1991*
                     State of domicile:  Texas

             d.      MEMBERS Life Insurance Company
                     Business:  Credit Disability/Life/Health
                     February 27, 1976*
                     State of domicile:  Wisconsin
                     Formerly CUMIS Life & CUDIS

             e.      International Commons, Inc.
                     Business:  Special Events
                     January 13, 1981*
                     State of domicile:  Wisconsin

             f.      CUNA Mutual Mortgage Corporation
                     Business:  Mortgage Servicing
                     November 20, 1978* Incorporated
                     December 1, 1995 Wholly Owned
                     State of domicile:  Wisconsin

             g.      CUNA Mutual Insurance Agency, Inc.
                     Business:  Leasing/Brokerage
                     March 1, 1974*
                     State of domicile:  Wisconsin
                     Formerly CMCI Corporation

                     CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                           (1)   CUNA Mutual Insurance Agency of Alabama, Inc.
                                 Business: Property & Casualty Agency
                                 May 27, 1993
                                 State of domicile: Alabama

                           (2)   CUNA Mutual Insurance Agency of New Mexico,
                                 Inc.
                                 Business: Brokerage of Corporate & Personal
                                 Lines
                                 June 10, 1993*
                                 State of domicile: New Mexico

                           (3)   CUNA Mutual Insurance Agency of Hawaii, Inc.
                                 Business: Property & Casualty Agency
                                 June 10, 1993*
                                 State of domicile: Hawaii

                           (4) CUNA Mutual Casualty Insurance Agency of Mississippi, Inc.
                                 Business: Property & Casualty Agency
                                 June 24, 1993*
                                 State of domicile: Mississippi

                           (5)   CUNA Mutual Insurance Agency of Kentucky, Inc.
                                 Business: Brokerage of Corporate & Personal
                                 Lines
                                 October 5, 1994*
                                 State of domicile: Kentucky

                           (6)   CUNA Mutual Insurance Agency of Massachusetts,
                                 Inc.
                                 Business: Brokerage of Corporate & Personal
                                 Lines
                                 January 27, 1995*
                                 State of domicile: Massachusetts

             h.      Stewart Associates Incorporated
                     Business: Insurance Agency for Credit Insurance, Collateral Protection, Mechanical Breakdown
                     March 6, 1998
                     State of domicile:  Wisconsin

             i.      CMG Mortgage Assurance Company
                     Formerly Investors Equity Insurance Company, Inc.
                     Business:  Private Mortgage Insurance
                     50% ownership by CUNA Mutual Investment Corporation 50% ownership by PMI Mortgage Insurance Company Incorporated in California on March 3, 1969 Acquired by CUNA Mutual Investment Corporation April 14, 1994
                     State of domicile:  Wisconsin

             j.      CUNA Mutual Business Services, Inc.
                     Business:  Financial Services
                     Incorporated April 22, 1974
                     Wholly owned March 6, 2000
                     State of domicile:  Wisconsin

             k.      Lending Call Center Services, LLC
                     Business: Provides Lending Call Center Services & Lending Solutions to Credit Unions
                     Incorporated June 24, 2002
                     Owned by a sole Class A Owner - APPRO Systems, Inc.
                     Owned by a sole Class B Owner - CUNA Mutual Investment Corporation

2.       C.U.I.B.S. Pty. Ltd.
         Business:  Brokerage
         February 18, 1981*
         Country of domicile:  Australia

3.       CUNA Caribbean Insurance Society Limited
         Business:  Life and Health
         July 4, 1985*
         Country of domicile:  Trinidad and Tobago

         CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

             a.      CUNA Caribbean Insurance Services Limited
                     Business: Consultants, Advisors and Managers for Insurance & Pension Plans
                     Incorporated November 26, 1991
                     Country of domicile:  Trinidad and Tobago

4.       CUNA Mutual Australia Holding Co. Pty. Ltd.
         Business:  Holding Company

         September 17, 1999*
         Country of domicile:  Australia

         CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

             a.      CUNA Mutual Life Australia, Ltd.
                     Business: Life Insurance
                     October 15, 1999
                     Country of domicile: Australia

5.       CUNA Mutual Group, Limited
         Business:  Brokerage
         May 27, 1998
         Country of domicile:  U.K.

* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.       C.U. Family Insurance Services, Inc./Colorado
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Colleague Services Corporation
         September 1, 1981

2.       C.U. Insurance Services, Inc./Oregon
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Oregon Credit Union League
         December 27, 1989

3.       The CUMIS Group Limited
         63.3% ownership by CUNA Mutual Insurance Society
         December 31, 1991

         The CUMIS Group Limited is the 100% owner of the following companies:

             a.      CUMIS Life Insurance Company
                     Business: Creditor Group, Individual Life and Disability Insurance
                     January 1, 1977
                     Country of domicile:  Canada

             b.      CUMIS General Insurance Company
                     Business:  Property & Casualty Insurance
                     July 1, 1980
                     Country of domicile:  Canada

             c.      MemberCARE Financial Services Limited

                     Business: Serve as a partner with CUMIS Life for the deliver of the MemberCARE Financial Services Program August 1, 1993
                     Country of domicile:  Canada

             d.      MemberCARE Financial Services Partnership
                     Originally formed on January 1, 1994 as a partnership between Co-operators Life Insurance Company and CUMIS Life Insurance Company.
                     January 1, 1997 - CUMIS Life purchased 49.5% of Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%.
                     Country of domicile:  Canada

             e.      Canadian Northern Shield Insurance Company Business:
                     Property & Casualty Insurance
                     February 1, 1985
                     Country of domicile:  British Columbia, Canada

             f.      CUMIS Services Limited
                     Business: Acquisitions and Insurance Agency Management Services
                     June 1, 2000
                     Country of domicile:  Canada

             g.      WESTCU Insurance Services Limited
                     Business:  Insurance Agency Management
                     June 21, 2000
                     Country of domicile:  Westminster, Canada

4.       MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         January 1, 1992

5.       CUNA Mutual Insurance Agency of Ohio, Inc.
         1% of value owned by Boris Natyshak (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
         99% of value owned by CUNA Mutual Insurance Agency, Inc. DUE to Ohio regulations, CUNA Mutual Insurance Agency, Inc. Holds no voting stock in this corporation.
         June 14, 1993

6.       CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance
         Company)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Mortgage Insurance Company
         April 14, 1994

7.       Cooperators Life Assurance Society Limited (Jamaica)
         CUNA Mutual Insurance Society owns 122,500 shares
         Jamaica Co-op Credit Union League owns 127,500 shares
         May 10, 1990

8.       CU Interchange Group, Inc.
         Owned by CUNA Strategic Services, Inc. and various state league organizations
         December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

9.       CMG Mortgage Reinsurance Company
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Insurance Company
         July 26, 1999

10.      Credit Union Service Corporation
         Atlanta, Georgia
         Owned by Credit Union National Association, Inc. and 18 state league organizations
         March 26, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

11. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999

         CUNA Mutual Australia Limited is the 100% owner of the following companies:

             a. CUNA Mutual Insurance Brokers Pty Limited (formerly NCUIS Insurance Brokers Pty Limited)
                     Business: Provides Insurance Brokerage Capability

             b. CUNA Mutual Underwriting (Agencies) Pty Limited (formerly NCUIS Underwriting (Agencies) Pty Limited), which itself is a wholly-owned subsidiary of CUNA Mutual Insurance Brokers Pty Limited
                     Business: Provides Insurance Brokerage Capability

             c. CUNA Mutual Technology Services Australia Pty Limited (formerly Direct Insurance Network International Pty Limited)
                     Business: Provides Technology Solutions in Support of Our Insurance Operations

12.      CUNA Strategic Services, Inc.
         CUNA Mutual Insurance Society owns 200.71 shares
         December 31, 1999

Partnerships

1.       CM CUSO Limited Partnership, a Washington Partnership
         CUMIS Insurance Society, Inc. - General Partner
         Credit Unions in Washington - Limited Partners
         June 14, 1993

1.       "Sofia LTD." (Ukraine)
         99.96% ownership by CUNA Mutual Insurance Society
         .04% ownership by CUMIS Insurance Society, Inc.
         March 6, 1996

2.       `FORTRESS' (Ukraine)
         80% ownership by "Sofia LTD."
         19% ownership by The Ukrainian National Association of Savings and Credit Unions 1% ownership by Service Center by UNASCU
         September 25, 1996

3.       MEMBERS Development Company LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Credit Unions & CUSOs
         September 24, 1999

4.       The Center for Credit Union Innovation LLC
         33.3% ownership by CUNA Mutual Insurance Society
         33.3% ownership by CUNA & Affiliates
         33.3% ownership by American Association of Credit Union Leagues January 5, 2000

5.       HRValue Group LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Leagues & League Service Organizations
         December 1, 2000

Affiliated (Nonstock)

1.       CUNA Mutual Group Foundation, Inc.
         July 5, 1967

2.       CUNA Mutual Life Insurance Company
         July 1, 1990

                       CUNA Mutual Life Insurance Company
                  Organizational Chart As Of November 14, 2002

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End:  December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.       MEMBERS Capital Advisors, Inc.
         An Iowa Business Act Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         50% ownership by CUNA Mutual Investment Corporation
         July 16, 1982

         MEMBERS Capital Advisors, Inc. is the investment adviser of:
         Ultra Series Fund
         MEMBERS Mutual Funds

2.       Plan America Program, Inc.
         A Maine Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company
         March 9, 1995

3.       CMIA Wisconsin, Inc.
         A Wisconsin Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company
         May 29, 1998

4.       League Insurance Agency, Inc.
         (Wholly owned by CMIA Wisconsin, Inc.)
         Business:  Insurance Agency
         Incorporated on August 16, 1973
         Acquired on August 31, 2000
         State of domicile:  Connecticut

         League Insurance Agency is the 100% owner of the following subsidiary:

             a.      Member Protection Insurance Plans
                     Business:  Insurance Agency
                     Incorporated on August 21, 1991
                     Acquired on August 31, 2000
                     State of domicile:  Connecticut

ITEM 27.   NUMBER OF CONTRACTOWNERS

         As of January 31, 2003, there were 3,649 non-qualified contracts outstanding and 5,060 qualified contracts outstanding.

ITEM 28.   INDEMNIFICATION.

         Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITER

         (a) CUNA Brokerage is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.

         (b)      Officers and Directors of CUNA Brokerage.

 Name and Principal               Positions and Offices                   Positions and Offices
  Business Address                 With the Underwriter                       With Registrant
 ------------------               ---------------------                   --------------------
Grael B. Barker                 Director                     None

Laurie Carlson                  Assistant Secretary          Law Specialist I

Timothy L. Carlson**            Assistant Treasurer          None

David S. Emery*                 Vice President               Division Vice President Credit
9500 Cleveland Ave. #210                                     Union Services
Rancho Cucamonga, CA 91730

Dennis J. Godfrey               Director                     None

James E. Gowan*                 Director                     Vice President Relationship Management Sales

Kevin T. Lenz                   Director                     Senior VP, Member Marketing & Sales

Tracy K. Lien*                  Assistant Secretary          Recording Secretary/Technical Writer

Timothy Halevan**               Chief Compliance Officer     None

John W. Henry*                  Director & Vice President    Vice President

Michael G. Joneson*             Secretary & Treasurer        Forecasting & Planning Vice President, Finance

Marcia L. Martin**              President                    President Broker/Dealer Ops

Faye A. Patzner*                Vice President - General     Chief Officer - Legal
                                Counsel

Mark T. Warshauer*              Director                     Sr. VP, Sales & Marketing & Client Services

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

         (c) CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts have been filed as exhibits under Item 24(b)(3). The Company pays a dealer concession of approximately six percent, as more fully described in Schedule A of the Servicing Agreement. The total dealer's concession for the year ended December 31, 2002, was $19,344,693.70. The contracts provide that the Company performs certain functions on behalf of the distributor. For example, the Company sends confirmation statements to Owners and the Company maintains payroll records for the registered representatives. Some of the dealer concession is used to reimburse the Company for the services it performs on behalf of the distributor.

ITEM 30.   LOCATION BOOKS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31.   MANAGEMENT SERVICES

         All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.   UNDERTAKINGS AND REPRESENTATIONS

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 10th day of April, 2003.

                                CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                (REGISTRANT)
                                BY CUNA MUTUAL LIFE INSURANCE COMPANY

                                By:  /s/Michael B. Kitchen
                                     ---------------------------------
                                     Michael B. Kitchen
                                     President

Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 10th day of April, 2003.

                                CUNA MUTUAL LIFE INSURANCE COMPANY (DEPOSITOR)

                                By:  /s/Michael B. Kitchen
                                     ------------------------------------
                                     Michael B. Kitchen
                                     President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.


     SIGNATURE AND TITLE            DATE            SIGNATURE AND TITLE           DATE
/s/ELDON R. ARNOLD                   *       /s/THOMAS C. JONES                    *
-----------------------------                --------------------------------
Eldon R. Arnold, Director                    Thomas C. Jones, Director

/s/JAMES C. BARBRE                   *       /s/MICHAEL B. KITCHEN              04/10/03
-----------------------------                --------------------------------
James C. Barbre, Director                    Michael B. Kitchen, Director

/s/ROBERT W. BREAM                   *       /s/BRIAN L. MCDONNELL                 *
-----------------------------                --------------------------------
Robert W. Bream, Director                    Brian L. McDonnell, Director

/s/JAMES L. BRYAN                    *       /s/C. ALAN PEPPERS                    *
-----------------------------                --------------------------------
James L. Bryan, Director                     C. Alan Peppers, Director

/s/LORETTA M. BURD                   *       /s/NEIL A. SPRINGER                  *
-----------------------------                --------------------------------
Loretta M. Burd, Director                    Neil A. Springer, Director

/s/RALPH B. CANTERBURY               *       /s/MARGARET GALLARDO-CORTEZ        04/10/03
-----------------------------                --------------------------------
Ralph B. Canterbury, Director                Margaret Gallardo-Cortez,
                                             Attorney-In-Fact

/s/JERALD R. HINRICHS                *       /s/FAROUK D. G. WANG                  *
-----------------------------                --------------------------------
Jerald R. Hinrichs, Director                 Farouk D. G. Wang, Director

                                     *       /s/LARRY T. WILSON                    *
                                             --------------------------------
                                             Larry T. Wilson, Director

*Pursuant to Powers of Attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity indicated on the date indicated.

     SIGNATURE AND TITLE                                       DATE
/s/Jeffrey D. Holley                                       04/10/2003
-----------------------------
Jeffrey D. Holley
Chief Financial Officer

/s/Michael B. Kitchen                                      04/10/2003
-----------------------------
Michael B. Kitchen
President and Chief Executive Officer

                                  EXHIBIT INDEX

         4.b.     State Variations to Contract Form No. 2000-VAII

         5.b.     State Variations to Application Form No. 2002-VAIIAPP

         10.      PricewaterhouseCoopers LLP Consent

         13.      Schedule of Performance Data Computation.

         99.      Powers of Attorney.